UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08342

Global Macro Portfolio

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2024

Date of Reporting Period

Item 1. Reports to Stockholders

Global Macro Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited)

Collateralized Mortgage Obligations — 3.7%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 1817, Class Z, 6.50%, 2/15/26	$2	$ 2,286
Series 1927, Class ZA, 6.50%, 1/15/27	18	17,984
Series 2344, Class ZD, 6.50%, 8/15/31	135	135,310
Series 2458, Class ZB, 7.00%, 6/15/32	290	297,501
Interest Only:(1) Series 4791, Class JI, 4.00%, 5/15/48	3,854	854,324
Federal National Mortgage Association:
Series G94-7, Class PJ, 7.50%, 5/17/24	0 (2)	6
Series 1994-89, Class ZQ, 8.00%, 7/25/24	2	2,477
Series 1996-35, Class Z, 7.00%, 7/25/26	5	4,679
Series 1998-16, Class H, 7.00%, 4/18/28	53	53,246
Series 1998-44, Class ZA, 6.50%, 7/20/28	80	80,935
Series 1999-25, Class Z, 6.00%, 6/25/29	86	85,222
Series 2000-2, Class ZE, 7.50%, 2/25/30	16	16,901
Series 2000-49, Class A, 8.00%, 3/18/27	19	19,261
Series 2001-31, Class ZA, 6.00%, 7/25/31	671	663,269
Series 2001-74, Class QE, 6.00%, 12/25/31	215	215,865
Series 2009-48, Class WA, 5.798%, 7/25/39(3)	974	973,319
Series 2011-38, Class SA, 0.00%, (13.157% - 30-day SOFR Average x 3, Floor 0.00%), 5/25/41(4)	648	413,461
Series 2023-54, Class C, 6.50%, 11/25/53	2,610	2,659,765
Interest Only:(1)
Series 424, Class C8, 3.50%, 2/25/48	4,901	884,489
Series 2018-21, Class IO, 3.00%, 4/25/48	4,338	755,421
Series 2018-58, Class BI, 4.00%, 8/25/48	677	141,908
Government National Mortgage Association:
Series 2023-148, Class HL, 6.50%, 10/20/53	2,610	2,648,554
Sereis 2023-151, Class GL, 6.50%, 10/20/53	1,890	1,918,072
Series 2023-155, Class CH, 6.50%, 10/20/53	7,140	7,249,622
Series 2023-165, Class EY, 6.50%, 11/20/53	13,070	13,277,580
Series 2023-169, Class JW, 6.50%, 11/20/53	1,400	1,423,847
Series 2024-1, Class GL, 6.00%, 1/20/54	1,384	1,359,026
Series 2024-3, Class CY, 6.00%, 1/20/54	544	534,210
Series 2024-6, Class CB, 6.00%, 1/20/54	2,427	2,382,806
Series 2024-6, Class LB, 6.00%, 1/20/54	462	453,484
Series 2024-25, Class GL, 6.00%, 2/20/54	792	774,844
PNMAC GMSR Issuer Trust, 2024 Participation, 11.068%, (30-day SOFR Average + 5.75%), 12/24/24(5)	2,105	2,121,803
Unison Trust, Series 2021-1, Class A, 4.50%, 4/25/50(3)(6)	21,847	19,505,689
Total Collateralized Mortgage Obligations (identified cost $77,219,842)		$ 61,927,166

Common Stocks — 4.6%
Security	Shares	Value
Bulgaria — 0.2%
Eurohold Bulgaria AD(7)	5,122,901	$ 3,668,358
		$ 3,668,358
Cyprus — 0.5%
Bank of Cyprus Holdings PLC	1,975,000	$ 7,886,116
Galaxy Cosmos Mezz PLC	23,855	19,966
Sunrisemezz PLC	134,028	48,848
		$ 7,954,930
Georgia — 0.5%
Bank of Georgia Group PLC	41,717	$ 2,793,331
Georgia Capital PLC(7)	176,100	2,991,967
TBC Bank Group PLC	66,105	2,852,039
		$ 8,637,337
Greece — 1.4%
Alpha Services and Holdings SA(7)	740,700	$ 1,250,759
Athens International Airport SA(7)	13,728	121,746
Cenergy Holdings SA	75,300	635,677
Eurobank Ergasias Services and Holdings SA, Class A(7)	1,206,500	2,581,001
Hellenic Telecommunications Organization SA	127,496	1,936,874
Ideal Holdings SA	15,100	100,587
JUMBO SA	79,363	2,469,983
Motor Oil (Hellas) Corinth Refineries SA	41,500	1,204,081
Mytilineos SA	56,975	2,311,482
National Bank of Greece SA(7)	316,244	2,545,043
OPAP SA	92,863	1,544,924
Optima bank SA(7)	68,150	773,248
Piraeus Financial Holdings SA(7)	1,256,190	5,032,237
Public Power Corp. SA(7)	65,900	786,611
Titan Cement International SA	3,416	108,128
		$ 23,402,381
Iceland — 0.2%
Arion Banki Hf.(6)	1,015,472	$ 1,031,210
Eik fasteignafelag Hf.	3,253,209	224,321
Eimskipafelag Islands Hf.	220,734	509,456
Hagar Hf.	921,987	488,459
Islandsbanki Hf.	668,258	491,866
Reginn Hf.(7)	1,291,872	205,781

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Iceland (continued)
Reitir fasteignafelag Hf.	875,641	$ 467,634
Siminn Hf.	1,879,514	133,211
		$ 3,551,938
Poland — 1.2%
Alior Bank SA(7)	19,839	$ 505,404
Allegro.eu SA(6)(7)	124,596	1,038,646
AmRest Holdings SE(7)	17,192	111,397
Asseco Poland SA	12,187	239,511
Bank Millennium SA(7)	134,948	307,261
Bank Polska Kasa Opieki SA	42,212	1,747,589
Budimex SA	3,057	517,132
CCC SA(7)	11,431	264,969
CD Projekt SA	15,056	438,014
Cyfrowy Polsat SA(7)	59,278	146,086
Dino Polska SA(6)(7)	11,292	1,081,802
Enea SA(7)	61,023	127,307
Eurocash SA	18,615	62,582
Grupa Azoty SA(7)	10,261	55,423
Grupa Kety SA	2,286	473,693
Jastrzebska Spolka Weglowa SA(7)	12,190	91,771
KGHM Polska Miedz SA	30,908	1,062,606
KRUK SA	3,667	416,831
LPP SA	247	951,738
mBank SA(7)	3,357	563,770
Orange Polska SA	142,356	275,180
ORLEN SA	124,840	2,035,439
Pepco Group NV(7)(8)	37,199	175,384
PGE Polska Grupa Energetyczna SA(7)	211,837	315,742
Powszechna Kasa Oszczednosci Bank Polski SA	196,461	2,916,881
Powszechny Zaklad Ubezpieczen SA	145,584	1,832,304
Santander Bank Polska SA	8,023	1,099,415
Tauron Polska Energia SA(7)	236,747	169,918
Text SA	3,961	87,706
Warsaw Stock Exchange	6,256	69,286
XTB SA(6)	11,631	181,769
		$ 19,362,556
United Kingdom — 0.0%(9)
Tesnik Cuatro Ltd.(10)	409,000	$ 257,179
		$ 257,179
Vietnam — 0.6%
Bank for Foreign Trade of Vietnam JSC(7)	99,972	$ 359,158
Coteccons Construction JSC(7)	12,000	31,258
Duc Giang Chemicals JSC	62,000	289,369
Security	Shares	Value
Vietnam (continued)
FPT Corp.	662,286	$ 3,443,014
FPT Digital Retail JSC	21,900	138,707
Gemadept Corp.	50,200	166,149
Hoa Phat Group JSC(7)	475,478	532,314
KIDO Group Corp.	10,295	25,344
Military Commercial Joint Stock Bank	914,921	856,361
Mobile World Investment Corp.	1,082,498	2,334,945
Phu Nhuan Jewelry JSC	348,840	1,344,702
Refrigeration Electrical Engineering Corp.	287,788	747,261
Vietnam Dairy Products JSC	90,281	231,218
Vingroup JSC(7)	78,738	137,707
		$ 10,637,507
Total Common Stocks (identified cost $61,152,191)		$ 77,472,186

Convertible Bonds — 0.2%
Security	Principal Amount (000's omitted)		Value
China — 0.0%(9)
Sunac China Holdings Ltd., 1.00%, 9/30/32(8)(11)	USD	592	$ 32,560
			$ 32,560
India — 0.2%
Indiabulls Housing Finance Ltd., 4.50%, 9/28/26(8)	USD	2,970	$ 2,911,669
			$ 2,911,669
Total Convertible Bonds (identified cost $3,494,141)			$ 2,944,229

Foreign Corporate Bonds — 2.9%
Security	Principal Amount (000's omitted)		Value
Brazil — 0.0%(9)
Coruripe Netherlands BV:
10.00%, 2/10/27(6)	USD	270	$ 241,455
10.00%, 2/10/27(8)	USD	624	558,030
			$ 799,485
China — 0.1%
KWG Group Holdings Ltd., 7.875%, 8/30/24(12)	USD	1,571	$ 78,550
Shimao Group Holdings Ltd., 5.60%, 7/15/26(8)(12)	USD	5,100	178,500

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
China (continued)
Sunac China Holdings Ltd.:
6.00%, (5.00% cash or 6.00% PIK), 9/30/26(8)(11)	USD	491	$ 51,537
6.25%, (5.25% cash or 6.25% PIK), 9/30/27(8)(11)	USD	491	47,997
6.50%, (5.50% cash or 6.50% PIK), 9/30/27(8)(11)	USD	984	78,723
6.75%, (5.75% cash or 6.75% PIK), 9/30/28(8)(11)	USD	1,478	110,203
7.00%, (6.00% cash or 7.00% PIK), 9/30/29(8)(11)	USD	1,480	98,026
7.25%, (6.25% cash or 7.25% PIK), 9/30/30(8)(11)	USD	696	38,274
Times China Holdings Ltd.:
5.55%, 6/4/24(8)(12)	USD	3,999	103,574
6.75%, 7/16/23(8)(12)	USD	2,966	66,735
			$ 852,119
Georgia — 0.6%
Bank of Georgia JSC:
9.50% to 7/16/29(6)(13)(14)	USD	200	$ 198,566
9.50% to 7/16/29(8)(13)(14)	USD	6,263	6,218,094
TBC Bank JSC, 10.25% to 7/30/29(8)(13)(14)	USD	3,320	3,317,277
			$ 9,733,937
Hungary — 0.1%
MBH Bank Nyrt, 8.625% to 10/19/26, 10/19/27(8)(14)	EUR	1,243	$ 1,400,239
			$ 1,400,239
Iceland — 0.0%
Wow Air Hf.:
0.00% (10)(12)(13)	EUR	79	$ 0
0.00%, (3 mo. EURIBOR + 9.00%)(10)(12)(13)	EUR	3,600	0
			$ 0
India — 0.0%(9)
Reliance Communications Ltd., 6.50%, 11/6/20(8)(12)	USD	1,800	$ 58,500
Vedanta Resources Finance II PLC, 13.875%, 1/21/27(8)	USD	696	652,957
			$ 711,457
Kazakhstan — 0.5%
Development Bank of Kazakhstan JSC, 13.00%, 4/15/27(6)	KZT	3,466,500	$ 7,752,457
			$ 7,752,457
Mexico — 0.1%
Alpha Holding SA de CV:
9.00%, 2/10/25(8)(12)	USD	3,667	$ 55,008
10.00%, 12/19/22(8)(12)	USD	1,741	26,117
Security	Principal Amount (000's omitted)		Value
Mexico (continued)
Grupo Kaltex SA de CV, 14.50%, (13.00% cash and 1.50% PIK), 9/30/25(6)	USD	1,124	$ 927,300
			$ 1,008,425
Moldova — 0.1%
Aragvi Finance International DAC, 8.45%, 4/29/26(8)	USD	1,493	$ 1,223,663
			$ 1,223,663
Paraguay — 0.2%
Itau BBA International PLC, 9.03%, 2/19/30	PYG	27,417,630	$ 3,961,930
			$ 3,961,930
Saint Lucia — 0.0%(9)
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL U.S., 10.50%, (9.00% cash and 1.50% PIK), 5/25/27	USD	0 (2)	$ 365
			$ 365
Supranational — 0.2%
European Bank for Reconstruction & Development:
17.20%, 4/9/26(8)	USD	2,600	$ 2,600,205
17.35%, 3/1/27(8)	USD	1,000	984,114
			$ 3,584,319
United Arab Emirates — 0.6%
Abu Dhabi Developmental Holding Co. PJSC, 5.50%, 5/8/34(6)	USD	10,870	$ 10,816,411
			$ 10,816,411
Uzbekistan — 0.3%
International Finance Corp., 16.00%, 2/21/25	UZS	16,000,000	$ 1,254,632
Ipoteka-Bank ATIB, 20.50%, 4/25/27(8)	UZS	42,080,000	3,336,989
			$ 4,591,621
Venezuela — 0.1%
Petroleos de Venezuela SA:
5.375%, 4/12/27(8)(12)	USD	2,416	$ 302,017
6.00%, 5/16/24(8)(12)	USD	1,180	147,500
6.00%, 11/15/26(8)(12)	USD	1,180	147,795
8.50%, 10/27/20(8)(12)	USD	825	650,589
9.00%, 11/17/21(8)(12)	USD	1,180	157,926
9.75%, 5/17/35(8)(12)	USD	1,180	179,360

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Venezuela (continued)
Petroleos de Venezuela SA: (continued)
12.75%, 2/17/22(8)(12)	USD	1,190	$ 183,874
			$ 1,769,061
Total Foreign Corporate Bonds (identified cost $69,667,112)			$ 48,205,489

Loan Participation Notes — 1.4%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 1.4%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/25(8)(10)(15)	UZS	151,973,440	$ 12,946,661
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/21/26(8)(10)(15)	UZS	125,249,130	10,277,014
Total Loan Participation Notes (identified cost $25,156,596)			$ 23,223,675

Reinsurance Side Cars — 1.2%
Security	Shares	Value
Eden Re II Ltd.:
Series 2021A, 0.00%, 3/21/25(6)(10)(16)(17)	160,708	$ 46,123
Series 2022A, 0.00%, 3/20/26(6)(10)(16)(17)	115,487	66,705
Series 2022B, 0.00%, 3/20/26(6)(10)(16)(17)	236,592	134,361
Series 2023B, 0.00%, 3/19/27(6)(10)(16)(17)	28,000	33,208
Series 2024A, 0.00%, 3/17/28(6)(10)(16)(17)	3,000,000	3,096,300
Series 2024B, 0.00%, 3/17/28(6)(10)(16)(17)	2,700,000	2,793,960
Mt. Logan Re Ltd., Series A-1(7)(10)(17)(18)	4,400	6,044,892
PartnerRe ILS Fund SAC Ltd.(10)(17)(18)	5,700,000	5,897,220
Sussex Capital Ltd.:
Designated Investment Series 16, 12/21(7)(10)(17)(18)	817	17,651
Designated Investment Series 16, 11/22(7)(10)(17)(18)	793	224,316
Series 16, Preference Shares(10)(17)(18)	1,075	1,367,535
Total Reinsurance Side Cars (identified cost $18,706,147)		$ 19,722,271

Senior Floating-Rate Loans — 0.0%(9)(19)
Borrower/Description	Principal Amount (000's omitted)	Value
Argentina — 0.0%(9)
Desa LLC, Term Loan, 2.50%, 6/30/24(10)(20)	$298	$ 285,519
Total Senior Floating-Rate Loans (identified cost $295,382)		$ 285,519

Sovereign Government Bonds — 48.8%
Security	Principal Amount (000's omitted)		Value
Albania — 1.5%
Albania Government International Bonds:
3.50%, 6/16/27(8)	EUR	209	$ 216,548
3.50%, 11/23/31(8)	EUR	3,050	2,933,762
5.90%, 6/9/28(8)	EUR	17,872	19,663,318
Albanian Government Bonds, 5.25%, 1/26/29	ALL	200,700	2,159,779
			$ 24,973,407
Angola — 0.9%
Angola Government International Bonds:
8.75%, 4/14/32(8)	USD	5,068	$ 4,598,399
9.125%, 11/26/49(8)	USD	5,467	4,562,594
9.375%, 5/8/48(8)	USD	6,225	5,309,116
			$ 14,470,109
Argentina — 0.2%
Bonos Para La Reconstruccion De Una Argentina Libre:
0.00%, 6/30/25	USD	1,668	$ 1,540,090
3.00%, 5/31/26	USD	1,638	1,289,972
			$ 2,830,062
Armenia — 1.1%
Republic of Armenia Treasury Bonds:
9.00%, 4/29/26	AMD	254,810	$ 650,814
9.25%, 4/29/28	AMD	1,791,660	4,560,408
9.60%, 10/29/33	AMD	3,725,215	9,609,615
9.75%, 10/29/50	AMD	618,877	1,611,589
9.75%, 10/29/52	AMD	673,150	1,750,273
			$ 18,182,699

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Bahamas — 0.2%
Bahamas Government International Bonds:
6.00%, 11/21/28(8)	USD	2,350	$ 2,101,749
8.95%, 10/15/32(8)	USD	2,000	1,929,450
			$ 4,031,199
Barbados — 0.5%
Barbados Government International Bonds, 6.50%, 10/1/29(8)	USD	9,176	$ 8,689,956
			$ 8,689,956
Benin — 1.4%
Benin Government International Bonds:
4.875%, 1/19/32(8)	EUR	8,006	$ 7,260,911
4.95%, 1/22/35(8)	EUR	3,809	3,293,761
6.875%, 1/19/52(8)	EUR	13,654	11,891,629
7.96%, 2/13/38(8)	USD	1,471	1,390,610
			$ 23,836,911
Cameroon — 0.2%
Republic of Cameroon International Bonds, 5.95%, 7/7/32(8)	EUR	4,763	$ 3,994,002
			$ 3,994,002
China — 0.7%
China Government Bonds:
2.67%, 11/25/33	CNY	43,500	$ 6,164,748
3.00%, 10/15/53	CNY	38,000	5,751,532
			$ 11,916,280
Colombia — 0.6%
Titulos De Tesoreria B:
6.25%, 7/9/36	COP	13,978,800	$ 2,481,092
9.25%, 5/28/42	COP	35,459,000	7,735,431
			$ 10,216,523
Czech Republic — 4.0%
Czech Republic Government Bonds:
2.00%, 10/13/33	CZK	514,000	$ 18,008,930
4.50%, 11/11/32	CZK	146,610	6,307,492
4.90%, 4/14/34	CZK	976,070	43,317,941
			$ 67,634,363
Security	Principal Amount (000's omitted)		Value
Dominican Republic — 2.5%
Dominican Republic Bonds:
8.00%, 1/15/27(8)	DOP	96,000	$ 1,530,399
8.00%, 2/12/27(8)	DOP	490,340	7,821,934
11.25%, 9/15/35(6)	DOP	106,250	1,919,054
12.00%, 8/8/25(6)	DOP	332,200	5,781,925
12.75%, 9/23/29(6)	DOP	368,500	7,139,878
13.00%, 6/10/34(8)	DOP	232,600	4,761,323
13.625%, 2/3/33(6)	DOP	206,150	4,211,008
Dominican Republic Central Bank Notes:
8.00%, 3/12/27(8)	DOP	31,580	508,363
12.00%, 10/3/25(6)	DOP	138,420	2,414,359
13.00%, 12/5/25(6)	DOP	216,700	3,808,352
13.00%, 1/30/26(6)	DOP	161,230	2,844,409
			$ 42,741,004
Ecuador — 1.1%
Ecuador Government International Bonds:
0.00%, 7/31/30(8)	USD	17,777	$ 9,729,754
2.50% to 7/31/24, 7/31/40(8)(21)	USD	1,130	471,215
2.50% to 7/31/24, 7/31/40(8)(21)	USD	1,709	712,523
2.50% to 7/31/24, 7/31/40(8)(21)	USD	1,814	932,496
3.50% to 7/31/24, 7/31/35(8)(21)	USD	8,002	4,414,834
6.00% to 7/31/24, 7/31/30(8)(21)	USD	3,410	2,406,736
			$ 18,667,558
El Salvador — 0.5%
El Salvador Government International Bonds:
6.375%, 1/18/27(8)	USD	1,782	$ 1,586,453
7.625%, 2/1/41(8)	USD	2,863	1,979,587
7.65%, 6/15/35(8)	USD	196	142,046
8.25%, 4/10/32(8)	USD	5,998	4,826,687
			$ 8,534,773
Ethiopia — 1.0%
Ethiopia International Bonds, 6.625%, 12/11/24(8)(12)	USD	22,833	$ 16,171,701
			$ 16,171,701
Ghana — 1.2%
Ghana Government International Bonds:
6.375%, 2/11/27(8)(12)	USD	2,752	$ 1,332,447
7.625%, 5/16/29(8)(12)	USD	6,228	3,034,282
7.75%, 4/7/29(8)(12)	USD	4,066	1,983,639
7.875%, 3/26/27(8)(12)	USD	1,156	564,973
7.875%, 2/11/35(8)(12)	USD	2,491	1,214,362

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Ghana (continued)
Ghana Government International Bonds: (continued)
8.125%, 1/18/26(8)(12)	USD	1,474	$ 740,649
8.125%, 3/26/32(8)(12)	USD	4,775	2,326,690
8.625%, 4/7/34(8)(12)	USD	4,553	2,226,417
8.627%, 6/16/49(8)(12)	USD	3,315	1,577,128
8.75%, 3/11/61(8)(12)	USD	4,701	2,287,624
8.875%, 5/7/42(8)(12)	USD	2,354	1,142,891
8.95%, 3/26/51(8)(12)	USD	2,574	1,250,647
			$ 19,681,749
Greece — 0.0%(9)
Hellenic Republic Government Bonds, 0.00%, GDP-Linked, 10/15/42	EUR	185,016	$ 552,857
			$ 552,857
Hungary — 3.4%
Hungary Government Bonds:
3.00%, 4/25/41	HUF	1,484,250	$ 2,452,128
4.00%, 4/28/51	HUF	1,143,090	2,004,818
4.75%, 11/24/32	HUF	22,760,050	52,787,541
			$ 57,244,487
Iceland — 2.4%
Republic of Iceland:
6.50%, 1/24/31	ISK	4,578,073	$ 31,217,763
7.00%, 9/17/35	ISK	732,032	5,227,681
8.00%, 6/12/25	ISK	600,760	4,231,195
			$ 40,676,639
India — 0.6%
Export-Import Bank of India, 3.25%, 1/15/30(8)	USD	10,500	$ 9,242,449
			$ 9,242,449
Indonesia — 2.8%
Indonesia Treasury Bonds:
6.125%, 5/15/28	IDR	550,220,000	$ 32,588,766
6.625%, 2/15/34	IDR	204,241,000	12,035,899
7.125%, 6/15/42	IDR	26,112,000	1,588,331
7.125%, 6/15/43	IDR	14,081,000	863,293
7.375%, 5/15/48	IDR	9,373,000	590,021
			$ 47,666,310
Security	Principal Amount (000's omitted)		Value
Ivory Coast — 1.2%
Ivory Coast Government International Bonds:
6.625%, 3/22/48(8)	EUR	15,634	$ 13,087,578
6.875%, 10/17/40(8)	EUR	2,000	1,792,491
8.25%, 1/30/37(8)	USD	4,746	4,549,041
			$ 19,429,110
Jordan — 0.1%
Jordan Government International Bonds, 7.50%, 1/13/29(8)	USD	1,159	$ 1,144,611
			$ 1,144,611
Kenya — 2.3%
Republic of Kenya Government International Bonds, 9.75%, 2/16/31(8)	USD	16,430	$ 16,491,612
Republic of Kenya Infrastructure Bonds:
17.933%, 5/6/30	KES	15,600	119,312
18.461%, 8/9/32	KES	2,940,950	22,699,298
			$ 39,310,222
Montenegro — 0.4%
Montenegro Government International Bonds:
2.875%, 12/16/27(8)	EUR	1,264	$ 1,234,911
7.25%, 3/12/31(8)	USD	5,839	5,847,724
			$ 7,082,635
Nigeria — 0.1%
Nigeria Government International Bonds, 8.25%, 9/28/51(8)	USD	1,294	$ 1,018,300
			$ 1,018,300
North Macedonia — 1.5%
North Macedonia Government International Bonds:
1.625%, 3/10/28(8)	EUR	10,491	$ 9,803,341
2.75%, 1/18/25(8)	EUR	2,570	2,696,406
3.675%, 6/3/26(8)	EUR	2,647	2,753,476
6.96%, 3/13/27(8)	EUR	8,303	9,280,681
			$ 24,533,904
Panama — 1.1%
Panama Government International Bonds:
2.252%, 9/29/32	USD	5,498	$ 3,815,896
3.16%, 1/23/30	USD	10,193	8,328,443
7.50%, 3/1/31	USD	6,978	7,074,304
			$ 19,218,643

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Paraguay — 0.5%
Paraguay Government Bonds, 7.90%, 2/9/31(6)	PYG	60,295,000	$ 8,328,183
			$ 8,328,183
Peru — 2.9%
Peru Government Bonds:
5.40%, 8/12/34	PEN	30,420	$ 6,988,532
5.94%, 2/12/29	PEN	88,317	23,380,725
6.15%, 8/12/32	PEN	31,156	7,818,984
6.35%, 8/12/28	PEN	10,491	2,840,088
6.95%, 8/12/31	PEN	3,691	989,212
7.30%, 8/12/33(6)(8)	PEN	26,106	6,989,242
			$ 49,006,783
Philippines — 1.0%
Philippines Government International Bonds, 6.25%, 1/14/36	PHP	1,024,000	$ 16,669,544
			$ 16,669,544
Serbia — 4.0%
Serbia International Bonds:
1.50%, 6/26/29(8)	EUR	9,604	$ 8,602,880
1.65%, 3/3/33(8)	EUR	368	290,907
Serbia Treasury Bonds:
4.50%, 8/20/32	RSD	1,539,040	12,817,304
5.875%, 2/8/28	RSD	2,181,570	20,515,533
7.00%, 10/26/31	RSD	2,632,630	25,658,124
			$ 67,884,748
South Korea — 1.3%
Korea Treasury Bonds, 1.875%, 12/10/24	KRW	31,500,000	$ 22,571,376
			$ 22,571,376
Sri Lanka — 1.1%
Sri Lanka Government International Bonds:
5.75%, 4/18/23(8)(12)	USD	5,207	$ 2,973,390
6.20%, 5/11/27(8)(12)	USD	814	464,116
6.35%, 6/28/24(8)(12)	USD	2,900	1,646,151
6.75%, 4/18/28(8)(12)	USD	400	228,142
6.825%, 7/18/26(8)(12)	USD	16,330	9,353,618
6.85%, 3/14/24(8)(12)	USD	1,711	977,044
6.85%, 11/3/25(8)(12)	USD	5,900	3,381,932
			$ 19,024,393
Security	Principal Amount (000's omitted)		Value
Suriname — 1.4%
Suriname Government International Bonds:
0.00%, Oil-Linked, 12/31/50(6)	USD	11,871	$ 8,944,798
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(6)(11)	USD	15,492	14,384,432
			$ 23,329,230
Tajikistan — 0.0%(9)
Republic of Tajikistan International Bonds, 7.125%, 9/14/27(8)	USD	426	$ 394,050
			$ 394,050
Tunisia — 0.4%
Tunisian Republic:
3.50%, 2/3/33	JPY	300,000	$ 1,134,599
4.20%, 3/17/31	JPY	30,000	117,268
5.75%, 1/30/25(8)	USD	1,984	1,871,309
6.375%, 7/15/26(8)	EUR	3,752	3,363,779
			$ 6,486,955
Ukraine — 0.3%
Ukraine Government Bonds:
15.84%, 2/26/25	UAH	25,942	$ 518,121
19.19%, 9/30/26	UAH	49,039	961,829
Ukraine Government International Bonds:
4.375%, 1/27/32(8)(12)	EUR	242	63,326
6.876%, 5/21/31(8)(12)	USD	200	50,625
7.253%, 3/15/35(8)(12)	USD	6,651	1,664,958
7.375%, 9/25/34(8)(12)	USD	800	201,000
7.75%, 9/1/25(8)(12)	USD	100	31,851
7.75%, 9/1/26(8)(12)	USD	225	66,242
7.75%, 9/1/29(8)(12)	USD	1,248	356,067
9.75%, 11/1/30(8)(12)	USD	4,091	1,260,641
			$ 5,174,660
Uruguay — 1.0%
Uruguay Government Bonds:
3.875%, 7/2/40(22)	UYU	234,246	$ 6,605,432
9.75%, 7/20/33	UYU	357,889	9,735,588
			$ 16,341,020
Uzbekistan — 0.6%
Republic of Uzbekistan Bonds:
14.00%, 7/19/24(8)	UZS	2,500,000	$ 196,443

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Uzbekistan (continued)
Republic of Uzbekistan Bonds: (continued)
16.25%, 10/12/26(8)	UZS	112,430,000	$ 8,953,498
			$ 9,149,941
Venezuela — 0.3%
Venezuela Government International Bonds:
6.00%, 12/9/20(8)(12)	USD	1,499	$ 243,651
7.00%, 3/31/38(8)(12)	USD	1,498	257,865
7.65%, 4/21/25(8)(12)	USD	3,491	638,034
7.75%, 10/13/19(8)(12)	USD	400	68,967
8.25%, 10/13/24(8)(12)	USD	4,156	765,626
9.00%, 5/7/23(8)(12)	USD	1,213	239,252
9.25%, 9/15/27(12)	USD	4,453	956,504
9.25%, 5/7/28(8)(12)	USD	3,502	694,048
9.375%, 1/13/34(12)	USD	496	102,923
11.75%, 10/21/26(8)(12)	USD	636	138,169
11.95%, 8/5/31(8)(12)	USD	1,097	237,812
12.75%, 8/23/22(8)(12)	USD	468	100,662
			$ 4,443,513
Zambia — 0.5%
Zambia Government International Bonds:
5.375%, 9/20/22(8)(12)	USD	2,443	$ 1,617,681
8.50%, 4/14/24(8)(12)	USD	6,733	4,961,986
8.97%, 7/30/27(8)(12)	USD	2,528	1,858,737
			$ 8,438,404
Total Sovereign Government Bonds (identified cost $820,099,326)			$820,935,263

Sovereign Loans — 3.2%
Borrower/Description	Principal Amount (000's omitted)		Value
Ivory Coast — 0.2%
Republic of Ivory Coast, Term Loan, 9.623%, (6 mo. EURIBOR + 5.75%), 1/6/28(5)	EUR	2,132	$ 2,536,941
			$ 2,536,941
Kenya — 0.1%
Government of Kenya, Term Loan, 12.062%, (6 mo. SOFR + 6.45%), 6/29/25(5)	USD	2,304	$ 2,316,688
			$ 2,316,688
Borrower/Description	Principal Amount (000's omitted)		Value
Tanzania — 2.9%
Government of the United Republic of Tanzania, Term Loan, 12.022%, (6 mo. SOFR + 6.30%), 4/28/31(5)	USD	48,386	$ 49,477,344
			$ 49,477,344
Total Sovereign Loans (identified cost $53,187,506)			$ 54,330,973

U.S. Government Agency Mortgage-Backed Securities — 0.3%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
4.401%, (COF + 1.254%), with maturity at 2029(23)	$5	$ 4,443
4.462%, (COF + 1.254%), with maturity at 2035(23)	154	150,765
4.50%, with maturity at 2035	91	87,026
4.745%, (COF + 1.251%), with maturity at 2030(23)	89	86,985
6.297%, (1 yr. CMT + 2.308%), with maturity at 2036(23)	414	417,734
6.60%, with maturity at 2030	253	257,222
7.00%, with various maturities to 2035	513	518,309
7.50%, with various maturities to 2035	922	954,218
8.00%, with various maturities to 2030	123	122,627
8.50%, with maturity at 2025	1	698
9.00%, with maturity at 2027	2	1,960
9.50%, with maturity at 2027	2	1,820
Federal National Mortgage Association:
4.414%, (COF + 1.254%), with maturity at 2034(23)	77	73,970
4.424%, (COF + 1.298%), with maturity at 2033(23)	313	303,797
4.437%, (COF + 1.254%), with maturity at 2035(23)	118	116,257
4.514%, (COF + 1.35%), with maturity at 2027(23)	17	17,007
4.56%, (COF + 1.40%), with maturity at 2025(23)	19	18,544
4.76%, (COF + 1.60%), with maturity at 2024(23)	3	3,488
5.224%, (COF + 1.791%), with maturity at 2035(23)	661	646,683
6.00%, with maturity at 2033	38	38,782
6.35%, (COF + 2.004%), with maturity at 2032(23)	139	142,033
6.375%, (1 yr. CMT + 2.15%), with maturity at 2028(23)	18	18,444
6.50%, with maturity at 2030	367	367,279
7.00%, with various maturities to 2031	392	395,227

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
7.50%, with various maturities to 2027	$2	$ 1,572
8.00%, with maturity at 2026	0 (2)	81
8.50%, with various maturities to 2037	551	574,922
9.00%, with various maturities to 2032	28	28,642
9.50%, with various maturities to 2031	2	2,090
11.50%, with maturity at 2031	54	58,051
Government National Mortgage Association:
4.00%, (1 yr. CMT + 1.50%), with maturity at 2024(23)	5	5,344
6.50%, with various maturities to 2032	115	117,438
7.00%, with various maturities to 2031	164	168,869
7.50%, with maturity at 2028	11	11,495
9.00%, with maturity at 2025	0 (2)	314
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $6,148,712)		$ 5,714,136

U.S. Government Guaranteed Small Business Administration Loans — 0.2%
Security	Principal Amount (000's omitted)	Value
SBA IO Trust: Interest Only:(24)(25) Series 2018-2, Class A, 2.573%, 7/25/44(3)(6)	$72,842	$ 3,887,563
Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $15,417,046)		$ 3,887,563

U.S. Treasury Obligations — 0.7%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Protected Bonds, 0.625%, 7/15/32(26)	$12,605	$ 11,112,578
Total U.S. Treasury Obligations (identified cost $12,021,843)		$ 11,112,578

Miscellaneous — 0.0%
Security	Shares	Value
Financial Intermediaries — 0.0%
Alpha Holding SA, Escrow Certificates(7)(10)	3,698,000	$ 0
Alpha Holding SA, Escrow Certificates(7)(10)	7,780,000	0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 27.6%
Affiliated Fund — 9.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(27)	152,463,740	$ 152,463,740
Total Affiliated Fund (identified cost $152,463,740)		$152,463,740

Repurchase Agreements — 2.0%
Description	Principal Amount (000's omitted)		Value
Barclays Bank PLC:
Dated 12/5/23 with an interest rate of 4.00%, collateralized by USD 200,000 Bolivian Government International Bonds, 4.50%, due 3/30/28 and a market value, including accrued interest, of $201,025(28)	USD	97	$ 97,250
Dated 1/3/24 with an interest rate of 2.60%, collateralized by EUR 2,000,000 Republic of Poland Government International Bonds, 2.75%, due 5/25/32 and a market value, including accrued interest, of $2,075,027(28)	EUR	2,058	2,195,765
Dated 1/3/24 with an interest rate of 2.75%, collateralized by EUR 1,200,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $1,163,407(28)	EUR	1,167	1,245,423
Dated 1/3/24 with an interest rate of 3.10%, collateralized by EUR 4,000,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $3,878,023(28)	EUR	3,890	4,151,410
Dated 1/19/24 with an interest rate of 4.95%, collateralized by USD 1,351,000 Republic of Armenia International Bonds, 3.60%, due 2/2/31 and a market value, including accrued interest, of $1,085,261(28)	USD	1,162	1,161,860
JPMorgan Chase Bank, N.A.:
Dated 1/8/24 with an interest rate of 10.70%, collateralized by MXN 324,000,000 Mexican Bonos, 8.00%, due 7/31/53 and a market value, including accrued interest, of $15,574,583(28)	MXN	292,101	17,051,296

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Description	Principal Amount (000's omitted)		Value
Nomura International PLC:
Dated 12/19/23 with an interest rate of 3.40%, collateralized by EUR 1,956,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $1,896,353(28)	USD	2,082	$ 2,081,776
Dated 12/19/23 with an interest rate of 4.75%, collateralized by USD 1,621,000 Republic of Armenia International Bonds, 3.60%, due 2/2/31 and a market value, including accrued interest, of $1,302,153(28)	USD	1,403	1,402,949
Dated 12/22/23 with an interest rate of 4.85%, collateralized by USD 5,107,000 Republic of Azerbaijan International Bonds, 3.50%, due 9/1/32 and a market value, including accrued interest, of $4,258,111(28)	USD	4,692	4,692,056
Total Repurchase Agreements (identified cost $34,563,026)			$ 34,079,785

Sovereign Government Securities — 8.9%
Security	Principal Amount (000's omitted)		Value
Egypt — 7.8%
Egypt Treasury Bills:
0.00%, 9/24/24	EGP	2,822,000	$ 53,653,572
0.00%, 12/3/24	EGP	248,925	4,528,736
0.00%, 12/10/24	EGP	1,686,950	30,558,492
0.00%, 12/17/24	EGP	1,370,650	24,721,937
0.00%, 3/11/25	EGP	947,825	16,259,126
0.00%, 3/18/25	EGP	96,700	1,652,116
			$131,373,979
Nigeria — 1.1%
Nigeria OMO Bills:
0.00%, 6/4/24	NGN	2,133,879	$ 1,538,985
0.00%, 7/9/24	NGN	177,078	125,399
0.00%, 1/28/25	NGN	710,322	445,397
0.00%, 2/25/25	NGN	1,185,489	729,957
0.00%, 4/1/25	NGN	1,478,606	902,529
Nigeria Treasury Bills:
0.00%, 2/6/25	NGN	1,477,509	921,046
0.00%, 2/20/25	NGN	6,098,016	3,767,042
0.00%, 3/6/25	NGN	2,660,526	1,628,596
0.00%, 3/27/25	NGN	8,957,521	5,407,986
Security	Principal Amount (000's omitted)		Value
Nigeria (continued)
Nigeria Treasury Bills: (continued)
0.00%, 4/10/25	NGN	5,755,052	$ 3,442,460
			$ 18,909,397
Total Sovereign Government Securities (identified cost $149,852,764)			$150,283,376

U.S. Treasury Obligations — 7.6%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 5/9/24(29)	$45,524	$ 45,470,620
0.00%, 5/30/24(29)	30,000	29,872,642
0.00%, 6/13/24(29)	20,228	20,100,920
0.00%, 6/20/24	1,639	1,627,003
0.00%, 7/11/24(29)	30,000	29,689,079
Total U.S. Treasury Obligations (identified cost $126,764,249)		$126,760,264
Total Short-Term Investments (identified cost $463,643,779)		$463,587,165

Total Purchased Options — 0.0%(9) (identified cost $1,654,642)	$ 549,366
Total Investments — 94.8% (identified cost $1,627,864,265)	$1,593,897,579
Total Written Options — (0.0)%(9) (premiums received $323,828)	$ (64,066)
Securities Sold Short — (3.6)%
Common Stocks — (0.8)%
Security	Shares	Value
New Zealand — (0.8)%
a2 Milk Co. Ltd.(7)	(219,100)	$ (863,040)
Air New Zealand Ltd.	(436,600)	(141,422)
Auckland International Airport Ltd.	(316,002)	(1,460,898)
Chorus Ltd.	(86,192)	(365,207)
Contact Energy Ltd.	(204,200)	(1,042,522)
EBOS Group Ltd.	(13,109)	(270,137)
Fisher & Paykel Healthcare Corp. Ltd.	(123,800)	(2,073,371)

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
New Zealand (continued)
Fletcher Building Ltd.	(235,800)	$ (527,771)
Freightways Group Ltd.	(17,382)	(85,950)
Goodman Property Trust	(210,200)	(281,915)
Infratil Ltd.	(200,700)	(1,288,643)
Kiwi Property Group Ltd.	(236,899)	(112,796)
Mainfreight Ltd.	(21,500)	(859,296)
Mercury NZ Ltd.	(156,572)	(587,594)
Meridian Energy Ltd.	(323,600)	(1,141,298)
Precinct Properties New Zealand Ltd.	(369,107)	(254,041)
Ryman Healthcare Ltd.(7)	(139,400)	(332,739)
SKYCITY Entertainment Group Ltd.	(133,500)	(139,906)
Spark New Zealand Ltd.	(502,600)	(1,412,383)
Total Common Stocks (proceeds $13,980,370)		$(13,240,929)
Exchange-Traded Funds — (1.0)%
United States — (1.0)%
iShares JPMorgan USD Emerging Markets Bond ETF	(186,398)	$ (16,244,586)
Total Exchange-Traded Funds (proceeds $16,683,060)		$(16,244,586)
Sovereign Government Bonds — (1.8)%
Security	Principal Amount (000's omitted)		Value
Armenia — (0.1)%
Republic of Armenia International Bonds, 3.60%, 2/2/31(8)	USD	(2,972)	$ (2,360,963)
			$ (2,360,963)
Azerbaijan — (0.3)%
Republic of Azerbaijan International Bonds, 3.50%, 9/1/32(8)	USD	(5,107)	$ (4,228,320)
			$ (4,228,320)
Mexico — (0.9)%
Mexican Bonos, 8.00%, 7/31/53	MXN	(324,000)	$ (15,347,622)
			$(15,347,622)
Poland — (0.5)%
Republic of Poland Government International Bonds:
1.00%, 3/7/29(8)	EUR	(7,156)	$ (6,926,275)
Security	Principal Amount (000's omitted)		Value
Poland (continued)
Republic of Poland Government International Bonds: (continued)
2.75%, 5/25/32(8)	EUR	(2,000)	$ (2,020,029)
			$ (8,946,304)
Total Sovereign Government Bonds (proceeds $30,943,824)			$(30,883,209)
Total Securities Sold Short (proceeds $61,607,254)			$(60,368,724)

Other Assets, Less Liabilities — 8.8%	$ 147,932,679
Net Assets — 100.0%	$1,681,397,468
The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.
(1)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(2)	Principal amount is less than $500.
(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2024.
(4)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2024.
(5)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2024.
(6)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2024, the aggregate value of these securities is $119,599,165 or 7.1% of the Portfolio's net assets.
(7)	Non-income producing security.
(8)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2024, the aggregate value of these securities is $333,441,451 or 19.8% of the Portfolio's net assets.
(9)	Amount is less than 0.05% or (0.05)%, as applicable.
(10)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).
(11)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

(12)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(13)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(14)	Security converts to variable rate after the indicated fixed-rate coupon period.
(15)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(16)	Quantity held represents principal in USD.
(17)	Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.
(18)	Restricted security (see Note 5).
(19)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(20)	Fixed-rate loan.
(21)	Step coupon security. Interest rate represents the rate in effect at April 30, 2024.
(22)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(23)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at April 30, 2024.
(24)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.
(25)	The stated interest rate represents the weighted average fixed interest rate at April 30, 2024 of all interest only securities comprising the trust.
(26)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(27)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2024.
(28)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(29)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Purchased Currency Options (OTC) — 0.0%(1)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put USD vs. Call BRL	Goldman Sachs International	USD	17,805,000	BRL	5.01	6/11/24	$ 38,103
Put USD vs. Call BRL	JPMorgan Chase Bank, N.A.	USD	15,115,000	BRL	5.01	6/11/24	32,573
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	15,600,000	INR	85.50	1/25/29	126,532
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	8,400,000	INR	85.50	1/25/29	68,132
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	8,000,000	INR	85.50	1/30/29	65,008
Put USD vs. Call MXN	Citibank, N.A.	USD	10,600,000	MXN	17.02	5/17/24	64,066
Put USD vs. Call MXN	Standard Chartered Bank	USD	16,700,000	MXN	16.74	6/20/24	69,505
Put USD vs. Call MXN	Standard Chartered Bank	USD	6,200,000	MXN	16.82	7/2/24	37,206
Put USD vs. Call MXN	Standard Chartered Bank	USD	10,600,000	MXN	16.71	7/5/24	48,241
Total							$549,366
(1)	Amount is less than 0.05%.

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Written Currency Options (OTC) — (0.0)%(1)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put USD vs. Call MXN	Standard Chartered Bank	USD	10,600,000	MXN	17.02	5/17/24	$(64,066)
Total							$(64,066)
(1)	Amount is less than (0.05)%.
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	2,032,093	PHP	116,000,000	5/17/24	$ 24,384
TWD	46,920,000	USD	1,440,859	5/29/24	(3,321)
COP	11,128,430,000	USD	2,793,246	6/20/24	22,727
COP	2,623,000,000	USD	661,128	6/20/24	2,604
EUR	892,690	USD	968,763	6/20/24	(14,187)
EUR	1,359,094	USD	1,474,914	6/20/24	(21,600)
EUR	1,770,319	USD	1,921,182	6/20/24	(28,135)
EUR	1,941,857	USD	2,122,325	6/20/24	(45,848)
EUR	5,158,394	USD	5,597,982	6/20/24	(81,982)
EUR	6,107,078	USD	6,627,511	6/20/24	(97,059)
EUR	7,900,119	USD	8,573,351	6/20/24	(125,555)
EUR	22,700,000	USD	24,809,639	6/20/24	(535,958)
IDR	209,697,227,492	USD	13,424,918	6/20/24	(546,706)
INR	1,905,064,300	USD	22,922,203	6/20/24	(142,209)
INR	2,645,998,000	USD	31,837,300	6/20/24	(197,519)
KRW	7,255,800,000	USD	5,223,457	6/20/24	23,942
KRW	87,340,473	USD	66,894	6/20/24	(3,730)
PEN	100,000	USD	26,900	6/20/24	(353)
PEN	551,000	USD	147,999	6/20/24	(1,720)
PEN	1,229,000	USD	330,110	6/20/24	(3,837)
PEN	2,575,700	USD	694,989	6/20/24	(11,197)
PEN	2,631,700	USD	710,598	6/20/24	(11,939)
PEN	14,850,221	USD	3,961,010	6/20/24	(18,599)
PEN	6,078,000	USD	1,647,154	6/20/24	(33,578)
PEN	7,601,000	USD	2,058,776	6/20/24	(40,875)
PEN	18,527,000	USD	4,997,505	6/20/24	(78,989)
PEN	26,100,000	USD	7,056,299	6/20/24	(127,316)
TWD	82,000,000	USD	2,562,372	6/20/24	(47,844)
TWD	176,000,000	USD	5,474,339	6/20/24	(77,304)
USD	3,742,758	COP	14,786,700,000	6/20/24	1,085
USD	2,164,760	COP	8,567,579,000	6/20/24	(3,207)
USD	4,913,097	COP	19,475,271,000	6/20/24	(14,987)
USD	57,902,424	EUR	52,978,805	6/20/24	1,250,855
USD	44,361,013	EUR	40,588,862	6/20/24	958,322

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	29,537,236	EUR	27,025,595	6/20/24	$ 638,087
USD	27,620,669	EUR	25,271,999	6/20/24	596,684
USD	24,809,639	EUR	22,700,000	6/20/24	535,958
USD	24,016,009	EUR	21,973,855	6/20/24	518,813
USD	22,908,019	EUR	20,960,081	6/20/24	494,878
USD	18,931,796	EUR	17,321,968	6/20/24	408,980
USD	17,129,643	EUR	15,673,057	6/20/24	370,048
USD	16,700,056	EUR	15,280,000	6/20/24	360,768
USD	24,437,685	EUR	22,518,688	6/20/24	357,886
USD	13,874,945	EUR	12,695,116	6/20/24	299,738
USD	12,708,122	EUR	11,627,512	6/20/24	274,531
USD	10,562,811	EUR	9,664,623	6/20/24	228,186
USD	8,634,321	EUR	7,900,119	6/20/24	186,526
USD	7,270,717	EUR	6,652,466	6/20/24	157,068
USD	6,543,039	EUR	5,986,664	6/20/24	141,348
USD	3,879,540	EUR	3,549,651	6/20/24	83,809
USD	3,326,768	EUR	3,043,883	6/20/24	71,868
USD	2,495,243	EUR	2,283,065	6/20/24	53,904
USD	1,694,050	EUR	1,550,000	6/20/24	36,596
USD	1,358,519	EUR	1,243,000	6/20/24	29,348
USD	921,106	EUR	842,782	6/20/24	19,899
USD	894,845	EUR	818,754	6/20/24	19,331
USD	675,539	EUR	618,096	6/20/24	14,594
USD	643,193	EUR	592,686	6/20/24	9,419
USD	299,720	EUR	274,234	6/20/24	6,475
USD	241,296	EUR	220,778	6/20/24	5,213
USD	345,046	EUR	317,951	6/20/24	5,053
USD	129,544	EUR	118,528	6/20/24	2,799
USD	173,304	EUR	159,695	6/20/24	2,538
USD	77,320	EUR	70,746	6/20/24	1,670
USD	66,719	EUR	61,480	6/20/24	977
USD	20,615	EUR	18,996	6/20/24	302
USD	35,997,237	IDR	562,276,836,823	6/20/24	1,465,923
USD	7,208,438	IDR	112,596,519,633	6/20/24	293,506
USD	2,407,687	IDR	37,605,429,840	6/20/24	98,211
USD	1,594,616	IDR	24,936,285,183	6/20/24	63,195
USD	194,422	IDR	3,036,870,225	6/20/24	7,917
USD	1,163,204	IDR	18,881,180,000	6/20/24	3,647
USD	5,131,291	INR	426,400,000	6/20/24	32,571
USD	10,960,834	PEN	40,383,000	6/20/24	240,025
USD	7,307,494	PEN	26,923,000	6/20/24	160,023
USD	7,946,100	PEN	29,391,219	6/20/24	143,371
USD	9,541,226	PEN	35,896,000	6/20/24	11,618
USD	16,212,730	PEN	61,251,693	6/20/24	(48,264)

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	14,243,202	PEN	53,845,000	6/20/24	$ (51,476)
USD	17,454,833	PHP	970,000,000	6/20/24	677,954
USD	3,138,473	PHP	179,370,000	6/20/24	36,134
BRL	4,450,258	USD	882,286	7/2/24	(30,326)
BRL	4,668,000	USD	925,786	7/2/24	(32,142)
BRL	7,003,000	USD	1,388,272	7/2/24	(47,614)
BRL	7,016,000	USD	1,391,015	7/2/24	(47,868)
BRL	7,562,742	USD	1,500,428	7/2/24	(52,612)
BRL	12,500,000	USD	2,481,045	7/2/24	(88,038)
BRL	15,318,000	USD	3,046,297	7/2/24	(113,810)
					$8,623,604
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
HUF	1,221,924,846	EUR	3,085,680	BNP Paribas	5/2/24	$ 38,476	$ —
HUF	1,241,361,268	EUR	3,129,495	UBS AG	5/2/24	44,708	—
CZK	104,499,541	EUR	4,120,092	Goldman Sachs International	5/6/24	36,170	—
CZK	103,500,459	EUR	4,080,600	HSBC Bank USA, N.A.	5/6/24	35,933	—
EUR	8,259,155	CZK	208,000,000	Societe Generale	5/6/24	—	(9,704)
USD	1,222,601	KES	169,146,898	Citibank, N.A.	5/6/24	—	(29,779)
EUR	1,342,901	USD	1,440,856	Barclays Bank PLC	5/10/24	—	(7,321)
USD	18,154,592	EUR	16,919,261	Australia and New Zealand Banking Group Limited	5/10/24	93,424	—
USD	1,213,169	EUR	1,129,386	Australia and New Zealand Banking Group Limited	5/10/24	7,559	—
USD	6,035,603	EUR	5,668,505	Australia and New Zealand Banking Group Limited	5/10/24	—	(15,478)
USD	26,989,558	EUR	25,355,521	Australia and New Zealand Banking Group Limited	5/10/24	—	(77,247)
USD	28,443	EUR	26,241	BNP Paribas	5/10/24	432	—
USD	456,199	EUR	428,506	Citibank, N.A.	5/10/24	—	(1,228)
USD	9,508	EUR	8,815	JPMorgan Chase Bank, N.A.	5/10/24	98	—
USD	4,450	EUR	4,127	JPMorgan Chase Bank, N.A.	5/10/24	45	—
USD	2,299,350	EUR	2,114,511	Standard Chartered Bank	5/10/24	42,127	—
USD	4,924,993	EUR	4,599,353	Standard Chartered Bank	5/10/24	15,223	—
USD	1,782,082	EUR	1,662,925	UBS AG	5/10/24	6,924	—
USD	293,286	EUR	269,790	UBS AG	5/10/24	5,287	—
USD	2,966,291	EUR	2,780,292	UBS AG	5/10/24	—	(1,647)
EUR	1,126,114	HUF	439,963,761	HSBC Bank USA, N.A.	5/13/24	3,425	—
HUF	1,400,506,095	EUR	3,550,950	HSBC Bank USA, N.A.	5/13/24	25,108	—
HUF	2,622,229,210	EUR	6,691,921	JPMorgan Chase Bank, N.A.	5/13/24	760	—

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
HUF	1,340,911,629	EUR	3,396,476	UBS AG	5/13/24	$ 27,642	$ —
ILS	32,810,269	USD	8,747,073	Bank of America, N.A.	5/13/24	25,929	—
ILS	30,289,731	USD	8,081,141	BNP Paribas	5/13/24	17,905	—
TRY	98,758,776	USD	2,942,250	Standard Chartered Bank	5/13/24	79,341	—
TRY	87,531,067	USD	2,603,764	Standard Chartered Bank	5/13/24	74,308	—
TRY	88,835,201	USD	2,647,077	Standard Chartered Bank	5/13/24	70,895	—
USD	17,104,443	ILS	63,100,000	JPMorgan Chase Bank, N.A.	5/13/24	232,396	—
USD	850,970	UZS	10,905,186,000	ICBC Standard Bank plc	5/14/24	—	(9,189)
UZS	10,905,186,000	USD	836,159	ICBC Standard Bank plc	5/14/24	24,000	—
EUR	16,867,086	HUF	6,590,898,037	BNP Paribas	5/15/24	51,763	—
HUF	991,943,494	EUR	2,535,892	UBS AG	5/15/24	—	(4,974)
EUR	8,137,882	HUF	3,206,121,991	JPMorgan Chase Bank, N.A.	5/17/24	—	(44,795)
HUF	498,647,713	EUR	1,265,684	JPMorgan Chase Bank, N.A.	5/17/24	6,967	—
USD	10,823,396	PHP	617,711,000	Standard Chartered Bank	5/17/24	132,742	—
USD	3,350,521	KRW	4,667,830,506	Standard Chartered Bank	5/20/24	—	(24,282)
MXN	39,515,000	USD	2,323,763	Bank of America, N.A.	5/21/24	—	(23,686)
MXN	9,980,626	USD	587,714	Goldman Sachs International	5/21/24	—	(6,765)
MXN	10,080,932	USD	593,592	Goldman Sachs International	5/21/24	—	(6,804)
MXN	29,996,000	USD	1,762,627	Goldman Sachs International	5/21/24	—	(16,630)
MXN	36,870,000	USD	2,167,407	Goldman Sachs International	5/21/24	—	(21,290)
MXN	38,924,442	USD	2,290,422	Goldman Sachs International	5/21/24	—	(24,720)
USD	6,249,398	MXN	106,381,000	Citibank, N.A.	5/21/24	57,206	—
USD	3,467,725	MXN	58,986,000	JPMorgan Chase Bank, N.A.	5/21/24	34,286	—
TRY	83,849,784	USD	2,461,405	Standard Chartered Bank	5/22/24	78,990	—
USD	2,880,153	PHP	165,940,000	Societe Generale	5/23/24	8,401	—
USD	5,702,066	PHP	328,060,000	Standard Chartered Bank	5/23/24	24,872	—
OMR	6,000,000	USD	15,554,519	Standard Chartered Bank	5/28/24	28,262	—
USD	16,212,793	OMR	6,400,000	Standard Chartered Bank	5/28/24	—	(408,840)
EUR	15,438,869	HUF	6,102,521,593	Bank of America, N.A.	5/29/24	—	(120,922)
EUR	15,439,709	HUF	6,105,000,000	BNP Paribas	5/29/24	—	(126,771)
HUF	1,796,571,775	EUR	4,545,176	Bank of America, N.A.	5/29/24	35,599	—
HUF	1,796,466,089	EUR	4,543,311	BNP Paribas	5/29/24	37,304	—
TWD	284,880,000	USD	8,744,924	Standard Chartered Bank	5/29/24	—	(12,719)
HUF	1,283,816,645	EUR	3,265,795	BNP Paribas	6/3/24	4,746	—
HUF	1,179,469,469	EUR	2,998,905	Citibank, N.A.	6/3/24	5,909	—
PLN	33,000,000	EUR	7,619,118	Barclays Bank PLC	6/5/24	—	(9,405)
CZK	208,000,000	EUR	8,249,246	Societe Generale	6/6/24	10,074	—
BRL	49,666,000	USD	9,913,373	Goldman Sachs International	6/13/24	—	(384,606)
EGP	71,463,499	USD	1,553,554	Citibank, N.A.	6/13/24	—	(75,176)
EGP	71,582,501	USD	1,331,767	Standard Chartered Bank	6/13/24	149,072	—
USD	9,907,441	BRL	49,666,000	Goldman Sachs International	6/13/24	378,673	—
USD	3,727,097	EGP	143,046,000	Citibank, N.A.	6/13/24	767,879	—
KZT	921,592,000	USD	1,876,969	JPMorgan Chase Bank, N.A.	6/18/24	184,758	—
USD	1,824,935	KZT	921,592,000	ICBC Standard Bank plc	6/18/24	—	(236,792)

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
AUD	3,880,000	USD	2,542,545	BNP Paribas	6/20/24	$ —	$ (25,422)
AUD	20,000,000	USD	13,273,584	BNP Paribas	6/20/24	—	(298,728)
AUD	24,000,000	USD	15,921,576	Citibank, N.A.	6/20/24	—	(351,748)
AUD	9,181,049	USD	6,047,419	UBS AG	6/20/24	—	(91,280)
AUD	14,000,000	USD	9,211,510	UBS AG	6/20/24	—	(129,111)
CAD	1,810,400	USD	1,343,338	Bank of America, N.A.	6/20/24	—	(27,206)
CAD	5,733,100	USD	4,254,026	Bank of America, N.A.	6/20/24	—	(86,154)
CAD	2,129,000	USD	1,579,397	Goldman Sachs International	6/20/24	—	(31,648)
CAD	6,740,000	USD	5,000,063	Goldman Sachs International	6/20/24	—	(100,190)
CAD	2,661,000	USD	1,974,958	HSBC Bank USA, N.A.	6/20/24	—	(40,454)
CAD	8,425,000	USD	6,252,921	HSBC Bank USA, N.A.	6/20/24	—	(128,080)
CAD	1,331,000	USD	990,081	Standard Chartered Bank	6/20/24	—	(22,465)
CAD	4,212,000	USD	3,133,148	Standard Chartered Bank	6/20/24	—	(71,091)
CAD	2,128,600	USD	1,586,290	UBS AG	6/20/24	—	(38,832)
CAD	6,739,900	USD	5,022,756	UBS AG	6/20/24	—	(122,955)
CZK	34,020,000	EUR	1,345,245	Bank of America, N.A.	6/20/24	5,209	—
EUR	712,507	CZK	18,100,000	Bank of America, N.A.	6/20/24	—	(6,211)
EUR	3,520,183	CZK	89,115,894	Citibank, N.A.	6/20/24	—	(17,609)
EUR	6,481,559	CZK	164,085,212	Citibank, N.A.	6/20/24	—	(32,422)
EUR	16,129,291	CZK	408,165,914	Goldman Sachs International	6/20/24	—	(73,960)
EUR	22,424,974	CZK	571,186,512	HSBC Bank USA, N.A.	6/20/24	—	(259,966)
EUR	617,800	CZK	15,742,155	JPMorgan Chase Bank, N.A.	6/20/24	—	(7,424)
EUR	16,777,360	CZK	427,503,910	JPMorgan Chase Bank, N.A.	6/20/24	—	(201,614)
EUR	590,650	PLN	2,542,647	Citibank, N.A.	6/20/24	5,102	—
EUR	609,936	PLN	2,624,739	Goldman Sachs International	6/20/24	5,498	—
EUR	2,561,907	USD	2,752,394	JPMorgan Chase Bank, N.A.	6/20/24	—	(12,883)
EUR	5,048,093	USD	5,423,129	JPMorgan Chase Bank, N.A.	6/20/24	—	(25,076)
JPY	848,610,000	USD	5,751,161	Citibank, N.A.	6/20/24	—	(330,458)
JPY	1,239,966,653	USD	8,403,446	Citibank, N.A.	6/20/24	—	(482,856)
MXN	17,981,000	USD	1,049,640	Bank of America, N.A.	6/20/24	—	(7,998)
MXN	907,185	USD	53,425	Goldman Sachs International	6/20/24	—	(872)
MXN	17,506,900	USD	1,031,000	Goldman Sachs International	6/20/24	—	(16,823)
MXN	24,759,000	USD	1,451,625	Goldman Sachs International	6/20/24	—	(17,333)
MXN	150,015,100	USD	8,834,551	Goldman Sachs International	6/20/24	—	(144,156)
MXN	10,052,000	USD	592,869	Societe Generale	6/20/24	—	(10,556)
MXN	764,000	USD	44,719	Standard Chartered Bank	6/20/24	—	(460)
MXN	800,000	USD	47,097	Standard Chartered Bank	6/20/24	—	(753)
MXN	14,189,100	USD	830,525	Standard Chartered Bank	6/20/24	—	(8,548)
MXN	14,200,000	USD	835,970	Standard Chartered Bank	6/20/24	—	(13,362)
MXN	121,504,900	USD	7,111,996	Standard Chartered Bank	6/20/24	—	(73,201)
MXN	121,500,000	USD	7,152,838	Standard Chartered Bank	6/20/24	—	(114,326)
MXN	1,162,000	USD	67,721	State Street Bank and Trust Company	6/20/24	—	(406)
MXN	3,356,856	USD	196,623	State Street Bank and Trust Company	6/20/24	—	(2,160)
MXN	24,290,000	USD	1,409,631	State Street Bank and Trust Company	6/20/24	—	(2,508)

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
MXN	4,056,580	USD	237,598	State Street Bank and Trust Company	6/20/24	$ —	$ (2,600)
MXN	21,574,000	USD	1,257,321	State Street Bank and Trust Company	6/20/24	—	(7,537)
MXN	24,110,000	USD	1,417,791	State Street Bank and Trust Company	6/20/24	—	(21,095)
MXN	184,740,000	USD	10,766,550	State Street Bank and Trust Company	6/20/24	—	(64,536)
NGN	194,367,272	USD	228,667	JPMorgan Chase Bank, N.A.	6/20/24	—	(89,186)
NZD	9,884,000	USD	5,924,741	BNP Paribas	6/20/24	—	(100,614)
NZD	14,020,000	USD	8,378,244	BNP Paribas	6/20/24	—	(116,987)
NZD	22,966,441	USD	14,199,007	BNP Paribas	6/20/24	—	(666,078)
NZD	10,516,000	USD	6,308,097	JPMorgan Chase Bank, N.A.	6/20/24	—	(111,565)
PLN	33,456,936	EUR	7,639,268	Barclays Bank PLC	6/20/24	74,752	—
SEK	84,998,000	EUR	7,585,535	UBS AG	6/20/24	—	(381,829)
SGD	1,130,000	USD	841,478	Citibank, N.A.	6/20/24	—	(11,805)
SGD	6,000,000	USD	4,502,568	Citibank, N.A.	6/20/24	—	(97,222)
SGD	6,000,000	USD	4,501,574	Goldman Sachs International	6/20/24	—	(96,229)
SGD	6,000,000	USD	4,502,037	Goldman Sachs International	6/20/24	—	(96,692)
SGD	6,000,000	USD	4,503,592	Goldman Sachs International	6/20/24	—	(98,246)
SGD	15,620,000	USD	11,769,138	Goldman Sachs International	6/20/24	—	(300,556)
TRY	144,936,794	USD	4,071,279	Standard Chartered Bank	6/20/24	186,944	—
TRY	149,314,000	USD	4,388,784	Standard Chartered Bank	6/20/24	—	(1,958)
TWD	115,000,000	USD	3,593,307	Standard Chartered Bank	6/20/24	—	(66,836)
TWD	146,000,000	USD	4,563,078	Standard Chartered Bank	6/20/24	—	(85,993)
USD	6,608,091	AUD	10,049,000	BNP Paribas	6/20/24	88,874	—
USD	8,357,694	AUD	12,810,000	HSBC Bank USA, N.A.	6/20/24	47,298	—
USD	6,678,524	AUD	10,151,000	Standard Chartered Bank	6/20/24	93,135	—
USD	6,564,933	CNH	47,000,000	BNP Paribas	6/20/24	71,757	—
USD	1,396,794	CNH	10,000,000	BNP Paribas	6/20/24	15,267	—
USD	7,703,135	CNH	55,000,000	Citibank, N.A.	6/20/24	104,737	—
USD	7,245,522	CNH	51,730,000	Goldman Sachs International	6/20/24	98,883	—
USD	4,613,649	CNH	32,930,000	Goldman Sachs International	6/20/24	64,280	—
USD	6,843,595	CNH	49,000,000	HSBC Bank USA, N.A.	6/20/24	74,114	—
USD	1,396,652	CNH	10,000,000	HSBC Bank USA, N.A.	6/20/24	15,125	—
USD	11,737,794	CNH	84,000,000	JPMorgan Chase Bank, N.A.	6/20/24	132,968	—
USD	2,375,506	CNH	17,000,000	JPMorgan Chase Bank, N.A.	6/20/24	26,910	—
USD	2,507,559	CNH	18,211,000	Standard Chartered Bank	6/20/24	—	(8,339)
USD	31,228,590	CNH	223,470,200	UBS AG	6/20/24	355,580	—
USD	6,542,684	CNH	46,819,115	UBS AG	6/20/24	74,497	—
USD	4,269,146	EUR	4,004,127	Australia and New Zealand Banking Group Limited	6/20/24	—	(12,568)
USD	12,970,319	EUR	12,165,150	Australia and New Zealand Banking Group Limited	6/20/24	—	(38,182)
USD	3,769,427	EUR	3,528,225	Bank of America, N.A.	6/20/24	—	(3,393)
USD	6,940,481	EUR	6,496,366	Bank of America, N.A.	6/20/24	—	(6,247)
USD	1,066,376	JPY	157,348,610	Citibank, N.A.	6/20/24	61,273	—
USD	128,371	JPY	18,689,465	UBS AG	6/20/24	8,987	—
USD	6,234,746	MXN	103,700,000	Goldman Sachs International	6/20/24	227,390	—

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	5,939,996	MXN	100,864,107	Goldman Sachs International	6/20/24	$ 96,925	$ —
USD	11,785,095	MXN	196,300,000	Standard Chartered Bank	6/20/24	413,408	—
USD	7,420,684	MYR	34,570,000	Barclays Bank PLC	6/20/24	187,997	—
USD	13,991,589	NZD	22,630,949	BNP Paribas	6/20/24	656,348	—
USD	1,292,143	NZD	2,090,000	BNP Paribas	6/20/24	60,615	—
USD	635,422	NZD	1,058,596	Citibank, N.A.	6/20/24	11,647	—
USD	547,025	NZD	911,404	Citibank, N.A.	6/20/24	9,982	—
USD	32,672,703	NZD	53,000,000	HSBC Bank USA, N.A.	6/20/24	1,442,560	—
USD	3,082,331	NZD	5,000,000	HSBC Bank USA, N.A.	6/20/24	136,091	—
USD	238,685	NZD	398,304	State Street Bank and Trust Company	6/20/24	3,985	—
USD	15,467,249	THB	545,460,000	Standard Chartered Bank	6/20/24	693,384	—
USD	4,814,900	ZAR	91,670,632	Barclays Bank PLC	6/20/24	—	(36,856)
USD	2,296,301	ZAR	43,693,138	BNP Paribas	6/20/24	—	(16,200)
USD	2,924,958	ZAR	54,750,946	Goldman Sachs International	6/20/24	27,212	—
USD	2,939,400	ZAR	55,050,197	Goldman Sachs International	6/20/24	25,816	—
USD	14,278,964	ZAR	269,138,472	HSBC Bank USA, N.A.	6/20/24	34,554	—
USD	2,280,167	ZAR	43,382,432	HSBC Bank USA, N.A.	6/20/24	—	(15,889)
USD	6,255,144	ZAR	117,748,081	JPMorgan Chase Bank, N.A.	6/20/24	23,215	—
USD	3,763,026	ZAR	70,956,152	JPMorgan Chase Bank, N.A.	6/20/24	7,605	—
USD	3,760,658	ZAR	70,956,152	JPMorgan Chase Bank, N.A.	6/20/24	5,237	—
USD	11,276,339	ZAR	211,923,000	UBS AG	6/20/24	60,113	—
USD	2,104,227	ZAR	39,546,003	UBS AG	6/20/24	11,217	—
USD	4,492,022	ZAR	85,332,700	UBS AG	6/20/24	—	(24,292)
USD	7,062,309	ZAR	134,991,098	UBS AG	6/20/24	—	(82,223)
NGN	1,020,857,426	USD	1,237,403	Societe Generale	6/21/24	—	(505,081)
TRY	48,061,285	USD	1,421,943	Standard Chartered Bank	6/21/24	—	(11,373)
USD	1,368,866	TRY	48,061,285	Standard Chartered Bank	6/21/24	—	(41,703)
NGN	530,630,105	USD	624,276	Standard Chartered Bank	6/24/24	—	(244,032)
KZT	801,667,000	USD	1,568,053	Societe Generale	6/25/24	222,619	—
USD	1,564,228	KZT	801,667,000	ICBC Standard Bank plc	6/25/24	—	(226,443)
NGN	546,549,008	USD	624,276	Standard Chartered Bank	6/26/24	—	(232,905)
ILS	29,920,764	USD	7,995,928	Barclays Bank PLC	7/2/24	22,392	—
ILS	29,676,068	USD	7,937,961	Goldman Sachs International	7/2/24	14,784	—
USD	4,083,904	ILS	15,070,872	Bank of America, N.A.	7/2/24	45,134	—
USD	8,055,393	ILS	29,676,068	Barclays Bank PLC	7/2/24	102,647	—
USD	4,023,862	ILS	14,849,892	Goldman Sachs International	7/2/24	44,311	—
NGN	515,167,294	USD	578,844	Standard Chartered Bank	7/3/24	—	(210,868)
NGN	554,934,742	USD	616,594	Societe Generale	7/8/24	—	(220,855)
OMR	3,571,000	USD	9,258,491	Standard Chartered Bank	7/8/24	14,911	—
OMR	208,000	USD	539,633	Standard Chartered Bank	7/8/24	514	—
USD	9,388,519	OMR	3,711,000	BNP Paribas	7/8/24	—	(248,443)
USD	9,916,350	OMR	3,912,000	Standard Chartered Bank	7/8/24	—	(242,582)
ILS	33,423,932	USD	8,953,399	Barclays Bank PLC	7/10/24	7,313	—
USD	9,116,612	ILS	33,423,932	Citibank, N.A.	7/10/24	155,900	—

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
PLN	42,909,873	EUR	9,829,934	Citibank, N.A.	7/19/24	$ 43,917	$ —
PLN	28,457,999	EUR	6,503,050	UBS AG	7/19/24	46,473	—
UZS	30,555,145,519	USD	2,304,310	ICBC Standard Bank plc	7/22/24	54,978	—
USD	8,357,531	OMR	3,310,000	BNP Paribas	7/29/24	—	(237,711)
UZS	5,093,847,982	USD	384,383	ICBC Standard Bank plc	8/26/24	877	—
UZS	24,188,881,000	USD	1,789,780	ICBC Standard Bank plc	8/30/24	54,798	—
UZS	22,609,741,000	USD	1,672,318	JPMorgan Chase Bank, N.A.	8/30/24	51,839	—
USD	322,732	AMD	128,705,675	Citibank, N.A.	9/6/24	—	(4,318)
EGP	14,017,368	USD	239,532	Citibank, N.A.	9/11/24	42,105	—
USD	330,137	EGP	14,017,368	Standard Chartered Bank	9/11/24	48,500	—
KZT	1,359,576,031	USD	2,607,049	Citibank, N.A.	9/16/24	376,347	—
KZT	870,689,175	USD	1,668,786	Citibank, N.A.	9/16/24	241,817	—
KZT	680,439,778	USD	1,303,525	Citibank, N.A.	9/16/24	189,604	—
KZT	679,788,016	USD	1,303,525	Citibank, N.A.	9/16/24	188,174	—
USD	448,066	AMD	182,027,000	Citibank, N.A.	9/16/24	—	(13,953)
USD	1,303,525	KZT	666,427,000	Citibank, N.A.	9/16/24	—	(158,854)
USD	2,607,048	KZT	1,323,077,000	Citibank, N.A.	9/16/24	—	(296,256)
USD	3,128,459	KZT	1,600,989,000	Citibank, N.A.	9/16/24	—	(384,683)
EGP	125,096,044	USD	2,696,035	HSBC Bank USA, N.A.	9/17/24	—	(187,107)
EGP	71,623,956	USD	1,463,206	ICBC Standard Bank plc	9/17/24	—	(26,715)
USD	4,863,288	EGP	196,720,000	Citibank, N.A.	9/17/24	917,869	—
KZT	676,529,000	USD	1,344,988	Citibank, N.A.	9/19/24	138,538	—
USD	1,303,524	KZT	676,529,000	Citibank, N.A.	9/19/24	—	(180,002)
TRY	23,891,755	USD	656,751	Standard Chartered Bank	9/20/24	—	(22,788)
TRY	23,891,754	USD	656,975	Standard Chartered Bank	9/20/24	—	(23,012)
TRY	59,625,000	USD	1,626,002	Standard Chartered Bank	9/20/24	—	(43,864)
TRY	238,255,000	USD	6,505,113	Standard Chartered Bank	9/20/24	—	(183,063)
USD	6,220,500	TRY	238,255,000	Standard Chartered Bank	9/20/24	—	(101,550)
TRY	160,529,262	USD	4,071,247	Standard Chartered Bank	9/23/24	173,982	—
TRY	150,286,305	USD	3,837,781	Standard Chartered Bank	9/23/24	136,571	—
TRY	64,768,000	USD	1,744,137	Standard Chartered Bank	9/23/24	—	(31,334)
USD	1,689,161	TRY	64,768,000	Standard Chartered Bank	9/23/24	—	(23,642)
KZT	691,976,000	USD	1,375,698	Societe Generale	9/30/24	137,886	—
USD	1,328,169	KZT	691,976,000	Bank of America, N.A.	9/30/24	—	(185,415)
UZS	7,833,244,114	USD	583,482	JPMorgan Chase Bank, N.A.	10/4/24	7,290	—
TRY	39,856,193	USD	987,489	Standard Chartered Bank	10/17/24	38,793	—
TRY	39,829,282	USD	987,348	Standard Chartered Bank	10/17/24	38,241	—
PLN	30,375,192	EUR	6,912,879	Bank of America, N.A.	10/21/24	37,072	—
USD	1,297,814	OMR	500,000	Standard Chartered Bank	10/22/24	—	(158)
UZS	4,986,956,612	USD	366,688	JPMorgan Chase Bank, N.A.	10/22/24	7,539	—
UZS	5,005,291,011	USD	366,688	JPMorgan Chase Bank, N.A.	10/24/24	8,681	—
EGP	23,324,710	USD	450,719	HSBC Bank USA, N.A.	11/27/24	6,866	—
USD	4,337,898	HKD	33,700,000	BNP Paribas	12/9/24	7,427	—
USD	11,933,727	HKD	92,700,000	Deutsche Bank AG	12/9/24	21,720	—

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
TRY	256,907,557	USD	6,600,119	Standard Chartered Bank	12/16/24	$ —	$ (383,407)
TRY	64,327,715	USD	1,541,892	Standard Chartered Bank	12/18/24	11,641	—
USD	758,751	KES	111,536,419	Standard Chartered Bank	12/18/24	—	(38,575)
TRY	169,761,372	USD	4,015,677	Standard Chartered Bank	1/6/25	8,331	—
TRY	80,088,000	USD	1,894,580	Standard Chartered Bank	1/6/25	3,818	—
TRY	57,009,900	USD	1,347,568	Standard Chartered Bank	1/6/25	3,789	—
TRY	60,062,400	USD	1,420,923	Standard Chartered Bank	1/6/25	2,791	—
UZS	15,376,313,000	USD	1,098,308	JPMorgan Chase Bank, N.A.	1/6/25	28,437	—
SAR	5,828,000	USD	1,549,642	Standard Chartered Bank	1/8/25	1,758	—
TRY	72,990,000	USD	1,699,432	Standard Chartered Bank	1/15/25	15,700	—
UZS	16,702,683,000	USD	1,187,113	ICBC Standard Bank plc	1/23/25	63,587	—
UZS	11,266,196,720	USD	806,168	ICBC Standard Bank plc	1/23/25	37,447	—
TRY	54,319,443	USD	1,237,947	Standard Chartered Bank	1/29/25	21,458	—
TRY	99,122,295	USD	2,283,293	Standard Chartered Bank	1/29/25	14,873	—
TRY	51,738,000	USD	1,191,278	Standard Chartered Bank	1/29/25	8,275	—
TRY	102,687,143	USD	2,372,642	Standard Chartered Bank	2/10/25	—	(16,883)
UZS	16,619,585,000	USD	1,187,113	ICBC Standard Bank plc	2/10/25	18,369	—
EGP	160,694,420	USD	2,669,343	Citibank, N.A.	2/13/25	400,171	—
UZS	12,273,226,786	USD	873,539	JPMorgan Chase Bank, N.A.	2/13/25	15,911	—
UZS	14,963,793,783	USD	1,064,281	JPMorgan Chase Bank, N.A.	2/18/25	18,587	—
EGP	53,831,741	USD	889,781	Citibank, N.A.	2/20/25	135,722	—
EGP	33,046,461	USD	533,869	Citibank, N.A.	2/20/25	95,672	—
EGP	27,805,651	USD	444,890	Citibank, N.A.	2/20/25	84,812	—
NGN	1,567,021,679	USD	851,642	Standard Chartered Bank	2/24/25	168,963	—
NGN	794,156,367	USD	425,821	Standard Chartered Bank	2/24/25	91,415	—
NGN	1,216,220,810	USD	735,321	JPMorgan Chase Bank, N.A.	2/25/25	56,552	—
EGP	13,292,925	USD	245,938	Goldman Sachs International	2/26/25	6,712	—
EGP	29,051,345	USD	444,890	Citibank, N.A.	2/27/25	107,057	—
EGP	25,014,906	USD	450,719	HSBC Bank USA, N.A.	2/27/25	24,540	—
UZS	13,634,050,578	USD	968,671	ICBC Standard Bank plc	2/28/25	15,121	—
UZS	5,369,835,218	USD	384,383	ICBC Standard Bank plc	3/5/25	2,529	—
UZS	4,968,301,730	USD	352,237	JPMorgan Chase Bank, N.A.	3/17/25	4,510	—
UZS	4,160,754,064	USD	294,880	JPMorgan Chase Bank, N.A.	3/20/25	3,625	—
USD	758,751	KES	113,812,672	Standard Chartered Bank	3/21/25	—	(40,036)
USD	1,138,113	KES	165,880,000	Standard Chartered Bank	4/4/25	—	(22,874)
UZS	4,142,721,282	USD	291,741	JPMorgan Chase Bank, N.A.	4/4/25	2,013	—
TRY	75,590,000	USD	1,646,854	Standard Chartered Bank	4/8/25	8,839	—
TRY	67,960,000	USD	1,482,237	Standard Chartered Bank	4/8/25	6,332	—
USD	1,380,117	KES	201,497,151	Standard Chartered Bank	4/9/25	—	(28,756)
UZS	3,689,671,414	USD	257,659	Standard Chartered Bank	4/15/25	3,971	—
USD	1,380,117	KES	201,290,134	Standard Chartered Bank	4/16/25	66,537	—
UZS	12,250,550,000	USD	859,989	ICBC Standard Bank plc	4/17/25	11,894	—
USD	845,646	KES	130,652,250	Standard Chartered Bank	5/5/25	—	(63,200)
USD	845,646	KES	130,652,250	Standard Chartered Bank	5/5/25	—	(63,200)

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	17,699,754	BHD	6,766,439	Standard Chartered Bank	6/18/25	$ —	$ (174,676)
USD	5,911,596	SAR	22,308,000	Standard Chartered Bank	6/18/25	—	(20,502)
UZS	11,412,500,000	USD	711,059	Standard Chartered Bank	3/25/26	13,796	—
						$13,886,093	$(12,932,647)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
Nikkei 225 Index	49	Long	6/13/24	$ 9,356,550	$ (357,700)
Euro Stoxx 50 Index	(354)	Short	6/21/24	(18,424,513)	(12,266)
IFSC Nifty 50 Index	(188)	Short	5/30/24	(8,533,695)	(58,900)
S&P/TSX 60 Index	(48)	Short	6/20/24	(9,103,839)	107,311
Interest Rate Futures
Euro-Bobl	(252)	Short	6/6/24	(31,312,048)	416,849
Euro-BTP	(164)	Short	6/6/24	(20,475,694)	459,141
Euro-Bund	(475)	Short	6/6/24	(65,940,188)	1,447,690
Euro-Buxl	(76)	Short	6/6/24	(10,456,346)	358,709
Euro-Schatz	(53)	Short	6/6/24	(5,945,193)	31,957
Japan 10-Year Bond	(48)	Short	6/13/24	(43,978,062)	316,520
U.S. 2-Year Treasury Note	(1)	Short	6/28/24	(202,656)	1,945
U.S. 5-Year Treasury Note	(127)	Short	6/28/24	(13,302,258)	59,344
U.S. 10-Year Treasury Note	(448)	Short	6/18/24	(48,132,000)	830,744
U.S. Long Treasury Bond	(79)	Short	6/18/24	(8,991,188)	50,938
U.S. Ultra 10-Year Treasury Note	(72)	Short	6/18/24	(7,935,750)	250,530
U.S. Ultra-Long Treasury Bond	(163)	Short	6/18/24	(19,488,688)	1,000,073
					$4,902,885
Inflation Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
EUR	5,900	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	$ 742,593
EUR	5,900	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	742,593

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Inflation Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
EUR	5,900	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	$ 741,833
EUR	6,070	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.08% (pays upon termination)	1/15/37	815,931
EUR	5,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(895,131)
EUR	5,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(895,131)
EUR	5,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(897,358)
EUR	6,070	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.18% (pays upon termination)	1/15/47	(1,037,052)
EUR	2,590	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.64% (pays upon termination)	3/13/53	45,358
USD	28,400	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.75% (pays upon termination)	10/29/36	(1,192,179)
USD	9,970	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.67% (pays upon termination)	1/7/37	(424,586)
USD	19,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	763,985
USD	9,450	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	376,487
USD	9,950	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.54% (pays upon termination)	1/7/47	472,038
USD	3,510	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.40% (pays upon termination)	3/13/53	131,053
							$ (509,566)
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	68,700	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.34% (pays upon termination)	7/1/25	$ (16,285)	$ —	$ (16,285)
BRL	103,200	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.43% (pays upon termination)	7/1/25	(4,333)	—	(4,333)
BRL	144,100	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.52% (pays upon termination)	7/1/25	21,759	—	21,759

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	48,800	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.56% (pays upon termination)	7/1/25	$ 11,909	$ —	$ 11,909
BRL	23,600	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.60% (pays upon termination)	7/1/25	7,640	—	7,640
BRL	265,610	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.96% (pays upon termination)	1/2/26	(549,727)	—	(549,727)
BRL	296,860	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.98% (pays upon termination)	1/2/26	(589,026)	—	(589,026)
CLP	16,042,220	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.77% (pays semi-annually)	6/6/33	348,103	4,803	352,906
CLP	5,387,780	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.65% (pays semi-annually)	6/14/33	141,991	—	141,991
CLP	4,336,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.00% (pays semi-annually)	6/22/33	147,870	—	147,870
CLP	4,643,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.20% (pays semi-annually)	6/22/33	82,729	—	82,729
CLP	4,537,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.94% (pays semi-annually)	6/21/34	149,437	—	149,437
CLP	3,099,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.94% (pays semi-annually)	6/21/34	100,826	—	100,826
CLP	1,500,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.06% (pays semi-annually)	6/21/34	34,922	—	34,922
CLP	3,719,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.07% (pays semi-annually)	6/21/34	82,094	—	82,094
CLP	2,023,966	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.08% (pays semi-annually)	6/21/34	43,049	—	43,049
CLP	3,719,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.09% (pays semi-annually)	6/21/34	76,109	—	76,109
CLP	1,860,034	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.12% (pays semi-annually)	6/21/34	33,575	—	33,575
COP	62,519,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.84% (pays quarterly)	5/5/25	1,188,831	—	1,188,831
COP	29,306,100	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.19% (pays quarterly)	6/4/25	(592,031)	—	(592,031)
COP	44,982,400	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.26% (pays quarterly)	6/5/25	(898,440)	—	(898,440)

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	59,477,600	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.34% (pays quarterly)	6/8/25	$(1,172,819)	$ —	$ (1,172,819)
COP	29,163,200	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.44% (pays quarterly)	6/9/25	(570,366)	—	(570,366)
COP	7,412,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.76% (pays quarterly)	11/26/25	172,398	—	172,398
COP	2,672,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.02% (pays quarterly)	11/26/25	59,313	—	59,313
COP	14,824,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.07% (pays quarterly)	11/26/25	325,565	—	325,565
COP	8,554,300	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.11% (pays quarterly)	11/26/25	186,617	—	186,617
COP	2,605,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.21% (pays quarterly)	11/26/25	55,759	—	55,759
COP	7,973,800	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.34% (pays quarterly)	11/26/25	165,984	—	165,984
COP	11,377,600	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.68% (pays quarterly)	11/26/25	(173,217)	—	(173,217)
COP	34,340,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	7.03% (pays quarterly)	11/26/25	328,798	—	328,798
COP	4,471,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.17% (pays quarterly)	11/26/25	(15,943)	(38)	(15,981)
CZK	223,000	Pays	6-month CZK PRIBOR (pays semi-annually)	4.18% (pays annually)	9/20/28	169,175	—	169,175
CZK	104,061	Pays	6-month CZK PRIBOR (pays semi-annually)	3.96% (pays annually)	9/20/33	(8,334)	—	(8,334)
CZK	183,208	Pays	6-month CZK PRIBOR (pays semi-annually)	3.96% (pays annually)	9/20/33	(9,609)	—	(9,609)
CZK	52,000	Pays	6-month CZK PRIBOR (pays semi-annually)	4.31% (pays annually)	12/20/33	(4,844)	—	(4,844)
EUR	2,000	Receives	1-day Euro Short-Term Rate (pays annually)	2.60% (pays annually)	1/24/28	29,260	(32)	29,228
EUR	3,629	Pays	6-month EURIBOR (pays semi-annually)	3.03% (pays annually)	10/10/29	71,861	—	71,861
EUR	1,200	Pays	6-month EURIBOR (pays semi-annually)	3.17% (pays annually)	10/17/29	34,441	—	34,441
EUR	1,781	Pays	6-month EURIBOR (pays semi-annually)	3.01% (pays annually)	10/27/29	34,642	—	34,642
EUR	400	Pays	6-month EURIBOR (pays semi-annually)	3.26% (pays annually)	10/17/32	19,149	—	19,149
EUR	800	Pays	6-month EURIBOR (pays semi-annually)	3.31% (pays annually)	10/18/32	42,002	—	42,002

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
EUR	800	Pays	6-month EURIBOR (pays semi-annually)	3.20% (pays annually)	10/19/32	$ 34,596	$ —	$ 34,596
GBP	5,154	Pays	1-day Sterling Overnight Index Average (pays annually)	4.56% (pays annually)	10/2/28	39,733	—	39,733
GBP	3,359	Pays	1-day Sterling Overnight Index Average (pays annually)	3.61% (pays annually)	12/20/28	(142,382)	—	(142,382)
GBP	3,359	Pays	1-day Sterling Overnight Index Average (pays annually)	3.64% (pays annually)	12/20/28	(136,756)	—	(136,756)
GBP	3,359	Pays	1-day Sterling Overnight Index Average (pays annually)	3.69% (pays annually)	12/20/28	(127,257)	—	(127,257)
GBP	3,422	Pays	1-day Sterling Overnight Index Average (pays annually)	3.72% (pays annually)	12/20/28	(124,853)	—	(124,853)
GBP	4,702	Pays	1-day Sterling Overnight Index Average (pays annually)	4.27% (pays annually)	12/20/28	(24,770)	—	(24,770)
GBP	4,698	Pays	1-day Sterling Overnight Index Average (pays annually)	4.28% (pays annually)	12/20/28	(22,117)	—	(22,117)
GBP	10,164	Pays	1-day Sterling Overnight Index Average (pays annually)	4.39% (pays annually)	12/20/28	14,920	—	14,920
GBP	5,082	Pays	1-day Sterling Overnight Index Average (pays annually)	4.59% (pays annually)	12/20/28	63,514	—	63,514
GBP	5,472	Pays	1-day Sterling Overnight Index Average (pays annually)	3.73% (pays annually)	3/20/29	(168,936)	—	(168,936)
GBP	5,472	Pays	1-day Sterling Overnight Index Average (pays annually)	3.76% (pays annually)	3/20/29	(161,359)	—	(161,359)
GBP	5,536	Pays	1-day Sterling Overnight Index Average (pays annually)	3.76% (pays annually)	3/20/29	(162,785)	—	(162,785)
GBP	5,472	Pays	1-day Sterling Overnight Index Average (pays annually)	3.77% (pays annually)	3/20/29	(157,722)	—	(157,722)
GBP	5,495	Pays	1-day Sterling Overnight Index Average (pays annually)	3.83% (pays annually)	3/20/29	(139,968)	—	(139,968)
INR	1,450,300	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.53% (pays semi-annually)	9/18/26	(21,743)	—	(21,743)
INR	1,450,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.55% (pays semi-annually)	9/18/26	(15,839)	—	(15,839)
INR	725,200	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.57% (pays semi-annually)	9/18/26	(5,437)	—	(5,437)
INR	725,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.59% (pays semi-annually)	9/18/26	(2,097)	—	(2,097)
INR	725,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.61% (pays semi-annually)	9/18/26	620	—	620

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
INR	725,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.61% (pays semi-annually)	9/18/26	$ 1,396	$ —	$ 1,396
INR	539,200	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.62% (pays semi-annually)	9/18/26	1,616	—	1,616
INR	725,300	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.64% (pays semi-annually)	9/18/26	6,368	—	6,368
INR	725,200	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.66% (pays semi-annually)	9/18/26	9,163	—	9,163
INR	5,057,900	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.23% (pays semi-annually)	3/20/29	(911,190)	—	(911,190)
JPY	2,838,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.31% (pays annually)	12/1/27	84,501	—	84,501
JPY	2,405,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.32% (pays annually)	12/1/27	67,698	—	67,698
JPY	564,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.41% (pays annually)	9/20/28	10,164	—	10,164
JPY	718,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.57% (pays annually)	6/19/29	8,395	—	8,395
JPY	16,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.80% (pays annually)	9/20/33	483	—	483
JPY	21,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.80% (pays annually)	9/20/33	620	—	620
JPY	13,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.81% (pays annually)	9/20/33	344	—	344
JPY	2,050,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.82% (pays annually)	9/20/33	38,530	—	38,530
JPY	1,054,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.86% (pays annually)	9/20/33	(10,434)	—	(10,434)
JPY	649,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.07% (pays annually)	12/20/33	(71,965)	—	(71,965)
JPY	1,117,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.95% (pays annually)	3/21/34	(8,863)	(5)	(8,868)
JPY	841,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.55% (pays annually)	6/19/54	149,570	—	149,570
KRW	613,331	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.31% (pays quarterly)	9/20/33	(8,122)	—	(8,122)
KRW	2,915,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.40% (pays quarterly)	9/20/33	(22,410)	—	(22,410)

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
KRW	2,976,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.52% (pays quarterly)	9/20/33	$ (2,328)	$ —	$ (2,328)
KRW	2,770,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.56% (pays quarterly)	9/20/33	4,237	—	4,237
KRW	2,806,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.59% (pays quarterly)	9/20/33	10,021	—	10,021
MXN	745,010	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	10.88% (pays monthly)	1/6/25	(57,643)	—	(57,643)
MXN	2,045,310	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	10.82% (pays monthly)	1/7/25	(204,183)	—	(204,183)
MXN	1,804,480	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	10.80% (pays monthly)	1/8/25	(232,536)	—	(232,536)
MXN	143,110	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.71% (pays monthly)	12/1/33	(470,202)	—	(470,202)
MXN	137,600	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.77% (pays monthly)	12/1/33	(421,085)	—	(421,085)
MXN	85,220	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.43% (pays monthly)	12/2/33	(369,318)	—	(369,318)
MXN	88,070	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.49% (pays monthly)	12/2/33	(363,478)	—	(363,478)
TWD	108,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.26% (pays quarterly)	3/20/29	97,076	—	97,076
TWD	143,600	Receives	3-month TWD TAIBOR (pays quarterly)	1.27% (pays quarterly)	3/20/29	125,894	—	125,894
TWD	145,900	Receives	3-month TWD TAIBOR (pays quarterly)	1.32% (pays quarterly)	3/20/29	117,137	—	117,137
TWD	343,900	Receives	3-month TWD TAIBOR (pays quarterly)	1.33% (pays quarterly)	3/20/29	269,753	—	269,753
TWD	118,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.35% (pays quarterly)	3/20/29	89,509	—	89,509
TWD	473,400	Receives	3-month TWD TAIBOR (pays quarterly)	1.36% (pays quarterly)	3/20/29	352,106	—	352,106
TWD	143,600	Receives	3-month TWD TAIBOR (pays quarterly)	1.37% (pays quarterly)	3/20/29	104,686	—	104,686
TWD	143,600	Receives	3-month TWD TAIBOR (pays quarterly)	1.38% (pays quarterly)	3/20/29	103,626	—	103,626
TWD	566,200	Receives	3-month TWD TAIBOR (pays quarterly)	1.64% (pays quarterly)	6/19/29	211,916	—	211,916
TWD	229,200	Receives	3-month TWD TAIBOR (pays quarterly)	1.95% (pays quarterly)	6/19/29	(21,271)	—	(21,271)
USD	20,300	Pays	SOFR (pays annually)	4.01% (pays annually)	8/4/28	(616,682)	—	(616,682)

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	20,300	Pays	SOFR (pays annually)	4.01% (pays annually)	8/4/28	$ (615,749)	$ —	$ (615,749)
USD	4,500	Pays	SOFR (pays annually)	4.05% (pays annually)	9/20/28	(120,837)	—	(120,837)
USD	4,500	Pays	SOFR (pays annually)	4.06% (pays annually)	9/20/28	(120,325)	—	(120,325)
USD	12,600	Pays	SOFR (pays annually)	3.76% (pays annually)	9/20/33	(157,228)	—	(157,228)
Total						$(4,640,844)	$4,728	$(4,636,116)
Interest Rate Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Citibank, N.A.	MYR	64,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.62% (pays quarterly)	3/20/29	$ 108,556
JPMorgan Chase Bank, N.A.	MYR	39,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.63% (pays quarterly)	3/20/29	62,369
JPMorgan Chase Bank, N.A.	MYR	37,100	Receives	3-month MYR KLIBOR (pays quarterly)	3.63% (pays quarterly)	3/20/29	58,971
Nomura International PLC	MYR	78,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.60% (pays quarterly)	3/20/29	147,433
Standard Chartered Bank	MYR	39,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.62% (pays quarterly)	3/20/29	66,151
Total							$443,480
Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Panama	$ 5,517	1.00% (pays quarterly)(1)	1.80%	6/20/29	$ (212,191)	$ 210,209	$ (1,982)
Total	$5,517				$(212,191)	$210,209	$(1,982)

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Austria	$ 4,140	1.00% (pays quarterly)(1)	6/20/29	$ (163,599)	$ 159,977	$ (3,622)
Export-Import Bank of India	9,000	1.00% (pays quarterly)(1)	6/20/29	(228,093)	205,309	(22,784)
Finland	8,420	0.25% (pays quarterly)(1)	6/20/29	(17,974)	9,717	(8,257)
France	17,660	0.25% (pays quarterly)(1)	6/20/29	(7,305)	(4,071)	(11,376)
Germany	36,910	0.25% (pays quarterly)(1)	6/20/29	(262,160)	213,877	(48,283)
Hungary	4,410	1.00% (pays quarterly)(1)	6/20/29	45,526	(78,406)	(32,880)
Malaysia	122,530	1.00% (pays quarterly)(1)	6/20/29	(3,065,660)	3,259,152	193,492
Markit CDX Emerging Markets Index (CDX.EM.31.V3)	2,580	1.00% (pays quarterly)(1)	6/20/24	(5,839)	(10,843)	(16,682)
Markit CDX Emerging Markets Index (CDX.EM.IG.41.V1)	107,000	1.00% (pays quarterly)(1)	6/20/29	(1,296,798)	1,488,361	191,563
Philippines	45,000	1.00% (pays quarterly)(1)	6/20/29	(719,860)	657,775	(62,085)
Poland	27,220	1.00% (pays quarterly)(1)	6/20/29	(365,366)	332,852	(32,514)
Qatar	5,300	1.00% (pays quarterly)(1)	6/20/29	(141,667)	146,197	4,530
Romania	3,920	1.00% (pays quarterly)(1)	6/20/29	86,755	(108,926)	(22,171)
Saudi Arabia	24,613	1.00% (pays quarterly)(1)	6/20/29	(541,306)	525,199	(16,107)
South Africa	162,351	1.00% (pays quarterly)(1)	6/20/29	9,610,271	(10,942,301)	(1,332,030)
South Africa	9,666	1.00% (pays quarterly)(1)	6/20/31	1,064,027	(1,052,025)	12,002
Sweden	17,470	0.25% (pays quarterly)(1)	6/20/29	(95,380)	76,837	(18,543)
Turkey	41,088	1.00% (pays quarterly)(1)	6/20/29	3,331,361	(3,858,155)	(526,794)
United Kingdom	17,630	1.00% (pays quarterly)(1)	6/20/29	(609,886)	563,668	(46,218)
Total				$ 6,617,047	$ (8,415,806)	$ (1,798,759)

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Indonesia	Barclays Bank PLC	$ 13,000	1.00% (pays quarterly)(1)	0.76%	6/20/29	$ 155,567	$ (133,851)	$ 21,716
Indonesia	BNP Paribas	7,000	1.00% (pays quarterly)(1)	0.76	6/20/29	83,849	(74,663)	9,186
Indonesia	Deutsche Bank AG	7,000	1.00% (pays quarterly)(1)	0.76	6/20/29	83,849	(68,953)	14,896
Indonesia	Goldman Sachs International	5,000	1.00% (pays quarterly)(1)	0.76	6/20/29	59,892	(49,252)	10,640
Indonesia	JPMorgan Chase Bank, N.A.	6,000	1.00% (pays quarterly)(1)	0.76	6/20/29	71,870	(60,458)	11,412
Panama	Goldman Sachs International	8,690	1.00% (pays quarterly)(1)	1.80	6/20/29	(297,992)	275,513	(22,479)
Petroleos Mexicanos	Bank of America, N.A.	18,707	1.00% (pays quarterly)(1)	1.89	3/20/25	(122,033)	276,169	154,136
Petroleos Mexicanos	Barclays Bank PLC	8,020	1.00% (pays quarterly)(1)	1.37	6/20/24	5,124	8,665	13,789
Vietnam	Bank of America, N.A.	1,000	1.00% (pays quarterly)(1)	1.18	6/20/29	(6,899)	8,397	1,498
Vietnam	BNP Paribas	2,000	1.00% (pays quarterly)(1)	1.18	6/20/29	(13,798)	18,567	4,769
Vietnam	Goldman Sachs International	9,100	1.00% (pays quarterly)(1)	0.49	6/20/24	17,122	(3,723)	13,399
Vietnam	Goldman Sachs International	3,100	1.00% (pays quarterly)(1)	1.18	6/20/29	(21,404)	27,465	6,061
Vietnam	Goldman Sachs International	2,500	1.00% (pays quarterly)(1)	1.30	6/20/29	(25,252)	22,112	(3,140)
Total		$91,117				$ (10,105)	$ 245,988	$235,883
Credit Default Swaps - Buy Protection (OTC)
Reference Entity	Counterparty	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Czech Republic	JPMorgan Chase Bank, N.A.	$ 8,580	1.00% (pays quarterly)(1)	6/20/29	$ (277,648)	$ 281,112	$ 3,464
Dubai	Barclays Bank PLC	3,357	1.00% (pays quarterly)(1)	12/20/24	(20,483)	(7,118)	(27,601)
Dubai	Barclays Bank PLC	5,058	1.00% (pays quarterly)(1)	12/20/24	(30,861)	(10,734)	(41,595)
Qatar	Goldman Sachs International	3,090	1.00% (pays quarterly)(1)	9/20/24	(14,112)	103	(14,009)
Qatar	Nomura International PLC	9,620	1.00% (pays quarterly)(1)	9/20/24	(43,934)	1,282	(42,652)
Saudi Arabia	Barclays Bank PLC	14,533	1.00% (pays quarterly)(1)	6/20/31	(312,096)	(191,089)	(503,185)

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Buy Protection (OTC) (continued)
Reference Entity	Counterparty	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Saudi Arabia	Goldman Sachs International	$28,800	1.00% (pays quarterly)(1)	6/20/34	$ (431,102)	$ 368,063	$ (63,039)
Total					$(1,130,236)	$ 441,619	$(688,617)
*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2024, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $96,634,206.
**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Total Return Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
BNP Paribas	USD	74,500	Excess Return on Bloomberg Commodity 3 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.12% (pays upon termination)	8/26/24	$ 62,362
Citibank, N.A.	USD	16,000	Excess Return on Bloomberg Commodity 3 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.12% (pays upon termination)	6/18/24	66,226
Citibank, N.A.	KRW	18,000	Positive Return on KOSPI 200 Index Futures 6/2024 (pays upon termination)	Negative Return on KOSPI 200 Index Futures 6/2024 (pays upon termination)	6/13/24	87,660
						$216,248

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Cross-Currency Swaps (OTC)
Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
Barclays Bank PLC	1-day Indice Camara Promedio Rate on CLP 3,452,164,660 (pays semi-annually)*	1.41% on CLP equivalent of CLF 98,000 (pays semi-annually)*	1/13/33	$ 144,986
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 1,333,595,340 (pays semi-annually)*	2.10% on CLP equivalent of CLF 42,000 (pays semi-annually)*	4/8/32	(207,548)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 4,064,683,520 (pays semi-annually)*	2.25% on CLP equivalent of CLF 128,000 (pays semi-annually)*	4/11/32	(688,266)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 757,813,425 (pays semi-annually)*	1.85% on CLP equivalent of CLF 23,700 (pays semi-annually)*	4/20/32	(95,788)
				$(846,616)
*	At the termination date, the Portfolio will either pay or receive the USD equivalent of the difference between the initial CLP notional amount and the CLP equivalent of the CLF notional amount on such date.
Abbreviations:
CMT	– Constant Maturity Treasury
COF	– Cost of Funds 11th District
CPI-U (NSA)	– Consumer Price Index All Urban Non-Seasonally Adjusted
EURIBOR	– Euro Interbank Offered Rate
FBIL	– Financial Benchmarks India Ltd.
GDP	– Gross Domestic Product
HICP	– Harmonised Indices of Consumer Prices

KLIBOR	– Kuala Lumpur Interbank Offered Rate
MIBOR	– Mumbai Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
PRIBOR	– Prague Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
TAIBOR	– Taipei Interbank Offered Rate

Currency Abbreviations:
ALL	– Albanian Lek
AMD	– Armenian Dram
AUD	– Australian Dollar
BHD	– Bahraini Dinar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CLF	– Chilean Unidad de Fomento
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
CNY	– Yuan Renminbi
COP	– Colombian Peso
CZK	– Czech Koruna
DOP	– Dominican Peso
EGP	– Egyptian Pound
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah

ILS	– Israeli Shekel
INR	– Indian Rupee
ISK	– Icelandic Krona
JPY	– Japanese Yen
KES	– Kenyan Shilling
KRW	– South Korean Won
KZT	– Kazakhstani Tenge
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NGN	– Nigerian Naira
NZD	– New Zealand Dollar
OMR	– Omani Rial
PEN	– Peruvian Sol
PHP	– Philippine Peso
PLN	– Polish Zloty
PYG	– Paraguayan Guarani
RSD	– Serbian Dinar
SAR	– Saudi Riyal
SEK	– Swedish Krona

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

SGD	– Singapore Dollar
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
UAH	– Ukrainian Hryvnia

USD	– United States Dollar
UYU	– Uruguayan Peso
UZS	– Uzbekistani Som
ZAR	– South African Rand

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2024
Consolidated Statement of Assets and Liabilities (Unaudited)

April 30, 2024
Assets
Unaffiliated investments, at value (identified cost $1,475,400,525)	$ 1,441,433,839
Affiliated investments, at value (identified cost $152,463,740)	152,463,740
Cash	9,454,149
Deposits for derivatives collateral:
Centrally cleared derivatives	49,477,576
OTC derivatives	1,240,000
Cash collateral for securities sold short	44,806,689
Foreign currency, at value (identified cost $9,393,213)	9,304,043
Interest and dividends receivable	21,757,213
Dividends receivable from affiliated investments	724,265
Receivable for investments sold	27,454,284
Receivable for variation margin on open futures contracts	1,373,033
Receivable for variation margin on open centrally cleared derivatives	641,538
Receivable for open forward foreign currency exchange contracts	13,886,093
Receivable for open swap contracts	1,069,680
Upfront payments on open non-centrally cleared swap contracts	599,841
Receivable for closed swap contracts	923,867
Tax reclaims receivable	131,733
Receivable from affiliates	22
Trustees' deferred compensation plan	268,838
Total assets	$1,777,010,443
Liabilities
Cash collateral due to brokers	$ 1,240,000
Written options outstanding, at value (premiums received $323,828)	64,066
Payable for investments purchased	14,197,671
Payable for securities sold short, at value (proceeds $61,607,254)	60,368,724
Payable for open forward foreign currency exchange contracts	12,932,647
Payable for open swap contracts	1,709,302
Upfront receipts on open non-centrally cleared swap contracts	1,287,448
Payable to affiliates:
Investment adviser fee	792,512
Trustees' fees	8,833
Trustees' deferred compensation plan	268,838
Interest payable on securities sold short	1,868,237
Accrued foreign capital gains taxes	3,187
Accrued expenses and other liabilities	871,510
Total liabilities	$ 95,612,975
Net Assets applicable to investors' interest in Portfolio	$1,681,397,468

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2024
Consolidated Statement of Operations (Unaudited)

Six Months Ended
April 30, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $115,341)	$ 1,272,383
Dividend income from affiliated investments	2,771,783
Interest income (net of foreign taxes withheld of $582,751)	56,451,887
Other income	59,959
Total investment income	$ 60,556,012
Expenses
Investment adviser fee	$ 4,859,884
Trustees’ fees and expenses	51,758
Custodian fee	591,912
Legal and accounting services	137,260
Interest expense and fees	424,921
Interest and dividend expense on securities sold short	3,549,898
Miscellaneous	38,459
Total expenses	$ 9,654,092
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 80,781
Total expense reductions	$ 80,781
Net expenses	$ 9,573,311
Net investment income	$ 50,982,701
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (2,746,298)
Written options	215,859
Securities sold short	(4,352,754)
Futures contracts	(6,045,898)
Swap contracts	(9,426,229)
Foreign currency transactions	2,979,799
Forward foreign currency exchange contracts	(7,188,695)
Net realized loss	$(26,564,216)
Change in unrealized appreciation (depreciation):
Investments (including net increase in accrued foreign capital gains taxes of $140)	$ 66,540,515
Written options	201,275
Securities sold short	(3,895,136)
Futures contracts	1,078,850
Swap contracts	(6,914,968)
Foreign currency	330,060
Forward foreign currency exchange contracts	9,132,633
Net change in unrealized appreciation (depreciation)	$ 66,473,229
Net realized and unrealized gain	$ 39,909,013
Net increase in net assets from operations	$ 90,891,714

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2024
Consolidated Statements of Changes in Net Assets

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 50,982,701	$ 113,439,876
Net realized loss	(26,564,216)	(180,694,373)
Net change in unrealized appreciation (depreciation)	66,473,229	230,134,183
Net increase in net assets from operations	$ 90,891,714	$ 162,879,686
Capital transactions:
Contributions	$ 70,467,869	$ 98,428,362
Withdrawals	(272,098,566)	(324,965,141)
Net decrease in net assets from capital transactions	$ (201,630,697)	$ (226,536,779)
Net decrease in net assets	$ (110,738,983)	$ (63,657,093)
Net Assets
At beginning of period	$ 1,792,136,451	$ 1,855,793,544
At end of period	$1,681,397,468	$1,792,136,451

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2024
Consolidated Financial Highlights

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
Ratios/Supplemental Data		2023	2022	2021	2020	2019
Ratios (as a percentage of average daily net assets):
Expenses (1)	1.17% (2)(3)	1.01% (3)	0.73% (3)	0.70%	0.66%	0.65%
Net investment income	6.21% (2)	6.26%	5.49%	4.60%	4.53%	5.41%
Portfolio Turnover	70% (4)	96%	81%	88%	81%	61%
Total Return	5.69% (4)	9.29%	(3.93)%	4.52%	4.03%	6.56%
Net assets, end of period (000’s omitted)	$1,681,397	$1,792,136	$1,855,794	$2,563,864	$3,165,729	$3,559,727
(1)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.48%, 0.37%, 0.08%, 0.06%, 0.01% and 0.01% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023, 2022, 2021, 2020 and 2019, respectively.
(2)	Annualized.
(3)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to 0.01%, 0.01% and less than 0.01% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022, respectively).
(4)	Not annualized.

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2024
Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies
Global Macro Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2024, Eaton Vance Global Macro Absolute Return Fund held an interest of approximately 100% in the Portfolio.
The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2024 were $8,031,495 or 0.5% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Foreign Securities, Futures Contracts and Currencies. Foreign securities, futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign futures contracts.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.

Global Macro Portfolio
April 30, 2024
Notes to Consolidated Financial Statements (Unaudited) — continued

Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the Portfolio’s consolidated financial statements for such outstanding reclaims.
D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.
As of April 30, 2024, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Consolidated Portfolio of Investments.
G  Use of Estimates—The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

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April 30, 2024
Notes to Consolidated Financial Statements (Unaudited) — continued

H   Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
I  Futures Contracts—Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index or commodity, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J   Forward Foreign Currency Exchange Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.
K  Purchased Options—Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
L  Written Options—Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. The Portfolio, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the instrument underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
M  Interest Rate Swaps—Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.
N  Inflation Swaps—Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. The accounting policy for payments received or made and changes in the underlying value of the inflation swap are the same as for interest rate swaps as described above. The value of the swap is determined by changes in the relationship between

Global Macro Portfolio
April 30, 2024
Notes to Consolidated Financial Statements (Unaudited) — continued

the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from the unanticipated movements in value of interest rates or the index.
O  Cross-Currency Swaps—Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.
P  Credit Default Swaps—When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 10. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Q  Total Return Swaps—In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.
R  Repurchase Agreements—A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.
S  Reverse Repurchase Agreements—Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Portfolio may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty

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April 30, 2024
Notes to Consolidated Financial Statements (Unaudited) — continued

making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.
T  Securities Sold Short—A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.
U  Stripped Mortgage-Backed Securities—The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, forms of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.
V  Interim Consolidated Financial Statements—The interim consolidated financial statements relating to April 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. The Portfolio and Subsidiary each pay BMR a fee computed at an annual rate as a percentage of its respective average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.615%
$500 million but less than $1 billion	0.595%
$1 billion but less than $1.5 billion	0.575%
$1.5 billion but less than $2 billion	0.555%
$2 billion but less than $3 billion	0.520%
$3 billion but less than $5 billion	0.490%
$5 billion but less than $10 billion	0.475%
$10 billion and over	0.465%
BMR contractually agreed to reduce its investment advisory fee rate on average daily net assets of $5 billion and over from 0.490% to the rates as stated above. This contractual reduction cannot be terminated or reduced without Trustee and shareholder approval. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2024, the Portfolio’s investment adviser fee amounted to $4,859,884 or 0.59% (annualized) of the Portfolio’s consolidated average daily net assets.
The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2024, the investment adviser fee paid was reduced by $80,781 relating to the Portfolio’s investment in the Liquidity Fund.

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April 30, 2024
Notes to Consolidated Financial Statements (Unaudited) — continued

Pursuant to an investment sub-advisory agreement, BMR has delegated a portion of the investment management of the Portfolio to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. BMR pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Portfolio.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, for the six months ended April 30, 2024 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$ 801,832,864	$ 599,663,893
U.S. Government and Agency Securities	20,542,387	141,127,420
	$822,375,251	$740,791,313
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including open derivative contracts and the Portfolio's investment in the Subsidiary at April 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,838,425,753
Gross unrealized appreciation	$ 71,749,639
Gross unrealized depreciation	(308,685,343)
Net unrealized depreciation	$ (236,935,704)
5  Restricted Securities
At April 30, 2024, the Portfolio owned the following securities (representing 0.8% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Reinsurance Side Cars
Mt. Logan Re Ltd., Series A-1	12/30/20	4,400	$ 4,400,000	$ 6,044,892
PartnerRe ILS Fund SAC Ltd.	1/2/24	5,700,000	5,700,000	5,897,220
Sussex Capital Ltd., Designated Investment Series 16, 12/21	11/30/22	817	811,902	17,651
Sussex Capital Ltd., Designated Investment Series 16, 11/22	1/24/22	793	792,084	224,316
Sussex Capital Ltd., Series 16, Preference Shares	6/1/21	1,075	761,374	1,367,535
Total Restricted Securities			$12,465,360	$13,551,614

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April 30, 2024
Notes to Consolidated Financial Statements (Unaudited) — continued

6  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2024 is included in the Consolidated Portfolio of Investments. At April 30, 2024, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Commodity Risk: During the six months ended April 30, 2024, the Portfolio invested in commodities-linked derivative instruments, including commodity futures contracts and total return swap contracts based on commodity indices, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.
Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Equity Price Risk: The Portfolio enters into equity index futures contracts and total return swaps to enhance total return and/or to manage certain investment risks.
Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: During the six months ended April 30, 2024, the Portfolio utilized various interest rate derivatives including interest rate futures contracts, interest rate swaps, inflation swaps, cross-currency swaps and option contracts to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2024, the fair value of derivatives with credit-related contingent features in a net liability position was $15,605,929. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $20,448,998 at April 30, 2024.
The OTC derivatives in which the Portfolio invests (except for written options as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 10) at April 30, 2024. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

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April 30, 2024
Notes to Consolidated Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2024 was as follows:
	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total
Unaffiliated investments, at value	$ —	$ —	$ —	$ 549,366	$ —	$ 549,366
Not applicable	—	14,137,940*	107,311*	11,451,308*	16,240,311*	41,936,870
Receivable for open forward foreign currency exchange contracts	—	—	—	13,886,093	—	13,886,093
Receivable/Payable for open swap contracts; Upfront payments/receipts on open non-centrally cleared swap contracts	128,588	477,273	87,660	—	588,466	1,281,987
Total Asset Derivatives	$128,588	$14,615,213	$ 194,971	$ 25,886,767	$ 16,828,777	$ 57,654,316
Derivatives not subject to master netting or similar agreements	$ —	$14,137,940	$ 107,311	$ 11,451,308	$ 16,240,311	$ 41,936,870
Total Asset Derivatives subject to master netting or similar agreements	$128,588	$ 477,273	$ 87,660	$ 14,435,459	$ 588,466	$ 15,717,446
Written options outstanding, at value	$ —	$ —	$ —	$ (64,066)	$ —	$ (64,066)
Not applicable	—	(7,733,084)*	(428,866)*	(2,827,704)*	(16,166,281)*	(27,155,935)
Payable for open forward foreign currency exchange contracts	—	—	—	(12,932,647)	—	(12,932,647)
Payable/Receivable for open swap contracts; Upfront payments/receipts on open non-centrally cleared swap contracts	—	(1,617,614)	—	—	(991,602)	(2,609,216)
Total Liability Derivatives	$ —	$ (9,350,698)	$(428,866)	$(15,824,417)	$(17,157,883)	$(42,761,864)
Derivatives not subject to master netting or similar agreements	$ —	$ (7,733,084)	$(428,866)	$ (2,827,704)	$(16,166,281)	$(27,155,935)
Total Liability Derivatives subject to master netting or similar agreements	$ —	$ (1,617,614)	$ —	$(12,996,713)	$ (991,602)	$(15,605,929)
*	Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.
The Portfolio's derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of April 30, 2024.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received
Australia and New Zealand Banking Group Limited	$ 100,983	$ (100,983)	$ —	$ —	$ —	$ —
Bank of America, N.A.	148,943	(148,943)	—	—	—	—
Barclays Bank PLC	700,778	(417,022)	—	(10,000)	273,756	10,000

Global Macro Portfolio
April 30, 2024
Notes to Consolidated Financial Statements (Unaudited) — continued

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received
BNP Paribas	$ 1,197,125	$ (1,134,763)	$ (62,362)	$ —	$ —	$ —
Citibank, N.A.	4,467,948	(2,468,369)	—	—	1,999,579	—
Deutsche Bank AG	105,569	—	—	—	105,569	—
Goldman Sachs International	1,141,771	(1,141,771)	—	—	—	—
HSBC Bank USA, N.A.	1,845,614	(631,496)	(548,472)	—	665,646	—
ICBC Standard Bank plc	283,600	(283,600)	—	—	—	—
JPMorgan Chase Bank, N.A.	1,345,684	(770,191)	—	(575,493)	—	1,100,000
Nomura International PLC	147,433	(43,934)	—	(103,499)	—	130,000
Societe Generale	378,980	(378,980)	—	—	—	—
Standard Chartered Bank	3,207,605	(3,207,605)	—	—	—	—
State Street Bank and Trust Company	3,985	(3,985)	—	—	—	—
UBS AG	641,428	(641,428)	—	—	—	—
	$15,717,446	$(11,373,070)	$(610,834)	$(688,992)	$3,044,550	$1,240,000

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged
Australia and New Zealand Banking Group Limited	$ (143,475)	$ 100,983	$ 42,492	$ —	$ —	$ —
Bank of America, N.A.	(596,164)	148,943	339,154	—	(108,067)	—
Barclays Bank PLC	(417,022)	417,022	—	—	—	—
BNP Paribas	(1,850,752)	1,134,763	531,639	—	(184,350)	—
Citibank, N.A.	(2,468,369)	2,468,369	—	—	—	—
Goldman Sachs International	(3,218,984)	1,141,771	1,831,850	—	(245,363)	—
HSBC Bank USA, N.A.	(631,496)	631,496	—	—	—	—
ICBC Standard Bank plc	(499,139)	283,600	215,539	—	—	—
JPMorgan Chase Bank, N.A.	(770,191)	770,191	—	—	—	—
Nomura International PLC	(43,934)	43,934	—	—	—	—
Societe Generale	(746,196)	378,980	289,963	—	(77,253)	—
Standard Chartered Bank	(3,242,222)	3,207,605	34,617	—	—	—
State Street Bank and Trust Company	(100,842)	3,985	—	—	(96,857)	—
UBS AG	(877,143)	641,428	235,715	—	—	—
	$(15,605,929)	$11,373,070	$3,520,969	$ —	$(711,890)	$ —
Total — Deposits for derivatives collateral — OTC derivatives						$1,240,000
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
Information with respect to reverse repurchase agreements at April 30, 2024 is included at Note 8.

Global Macro Portfolio
April 30, 2024
Notes to Consolidated Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2024 was as follows:
Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Investment transactions	$ —	$ —	$ —	$ (496,670)	$ —	$ (496,670)
Written options	—	—	—	215,859	—	215,859
Futures contracts	(770,866)	—	(2,951,318)	—	(2,323,714)	(6,045,898)
Swap contracts	1,728,991	(13,627,029)	454,113	—	2,017,696	(9,426,229)
Forward foreign currency exchange contracts	—	—	—	(7,188,695)	—	(7,188,695)
Total	$ 958,125	$(13,627,029)	$(2,497,205)	$(7,469,506)	$ (306,018)	$(22,941,633)
Change in unrealized appreciation (depreciation):
Investments	$ —	$ —	$ —	$ (1,027,605)	$ —	$ (1,027,605)
Written options	—	—	—	201,275	—	201,275
Futures contracts	266,159	—	(1,223,708)	—	2,036,399	1,078,850
Swap contracts	108,419	(4,149,081)	740,220	—	(3,614,526)	(6,914,968)
Forward foreign currency exchange contracts	—	—	—	9,132,633	—	9,132,633
Total	$ 374,578	$ (4,149,081)	$ (483,488)	$ 8,306,303	$(1,578,127)	$ 2,470,185
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2024, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Swap Contracts
$25,131,000	$432,365,000	$1,660,985,000	$2,504,501,000
*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
The average principal amount of purchased and written currency options contracts outstanding during the six months ended April 30, 2024, which are indicative of the volume of these derivative types, were approximately $55,106,000 and $18,177,000, respectively.
7  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2024.
8  Reverse Repurchase Agreements
There were no open reverse repurchase agreements outstanding as of April 30, 2024. For the six months ended April 30, 2024, the average borrowings under settled reverse repurchase agreements and the average annual interest rate paid were approximately $14,127,000 and 5.65%, respectively.

Global Macro Portfolio
April 30, 2024
Notes to Consolidated Financial Statements (Unaudited) — continued

9  Affiliated Investments
At April 30, 2024, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $152,463,740, which represents 9.1% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$283,898,491	$733,810,844	$(865,245,595)	$ —	$ —	$152,463,740	$2,771,783	152,463,740
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2024, the hierarchy of inputs used in valuing the Portfolio's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$ —	$ 61,927,166	$ —	$ 61,927,166
Common Stocks	121,746	77,093,261*	257,179	77,472,186
Convertible Bonds	—	2,944,229	—	2,944,229
Foreign Corporate Bonds	—	48,205,489	0	48,205,489
Loan Participation Notes	—	—	23,223,675	23,223,675
Reinsurance Side Cars	—	—	19,722,271	19,722,271
Senior Floating-Rate Loans	—	—	285,519	285,519
Sovereign Government Bonds	—	820,935,263	—	820,935,263
Sovereign Loans	—	54,330,973	—	54,330,973
U.S. Government Agency Mortgage-Backed Securities	—	5,714,136	—	5,714,136
U.S. Government Guaranteed Small Business Administration Loans	—	3,887,563	—	3,887,563
U.S. Treasury Obligations	—	11,112,578	—	11,112,578
Miscellaneous	—	—	0	0
Short-Term Investments:
Affiliated Fund	152,463,740	—	—	152,463,740
Repurchase Agreements	—	34,079,785	—	34,079,785
Sovereign Government Securities	—	150,283,376	—	150,283,376
U.S. Treasury Obligations	—	126,760,264	—	126,760,264
Purchased Currency Options	—	549,366	—	549,366
Total Investments	$ 152,585,486	$ 1,397,823,449	$ 43,488,644	$ 1,593,897,579

Global Macro Portfolio
April 30, 2024
Notes to Consolidated Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts	$ —	$ 25,337,401	$ —	$ 25,337,401
Futures Contracts	5,331,751	—	—	5,331,751
Swap Contracts	—	26,435,798	—	26,435,798
Total	$ 157,917,237	$ 1,449,596,648	$ 43,488,644	$ 1,651,002,529
Liability Description
Securities Sold Short	$ (16,244,586)	$ (44,124,138)	$ —	$ (60,368,724)
Written Currency Options	—	(64,066)	—	(64,066)
Forward Foreign Currency Exchange Contracts	—	(15,760,351)	—	(15,760,351)
Futures Contracts	(357,700)	(71,166)	—	(428,866)
Swap Contracts	—	(26,508,581)	—	(26,508,581)
Total	$ (16,602,286)	$ (86,528,302)	$ —	$ (103,130,588)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Common Stocks	Foreign Corporate Bonds	Loan Participation Notes	Reinsurance Side Cars*	Senior Floating-Rate Loans	Miscellaneous	Total
Balance as of October 31, 2023	$ 572,723	$ 0	$21,688,264	$15,481,804	$ 278,045	$ 0	$38,020,836
Realized gains (losses)	—	—	—	2,220,187	9,400	76,222	2,305,809
Change in net unrealized appreciation (depreciation)	(315,544)	—	1,338,583	(900,728)	469,328	—	591,639
Cost of purchases	—	—	—	11,400,000	—	—	11,400,000
Proceeds from sales, including return of capital	—	—	—	(8,478,992)	(489,492)	(76,222)	(9,044,706)
Accrued discount (premium)	—	—	196,828	—	18,238	—	215,066
Transfers to Level 3	—	—	—	—	—	—	—
Transfers from Level 3	—	—	—	—	—	—	—
Balance as of April 30, 2024	$ 257,179	$ 0	$23,223,675	$19,722,271	$ 285,519	$ 0	$43,488,644
Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2024	$(315,544)	$ —	$ 1,338,583	$ (469,037)	$ 443,703	$ —	$ 997,705
*	The Portfolio’s investments in Reinsurance Side Cars were primarily valued on the basis of broker quotations.

Global Macro Portfolio
April 30, 2024
Notes to Consolidated Financial Statements (Unaudited) — continued

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of April 30, 2024:
Type of Investment	Fair Value as of April 30, 2024	Valuation Technique	Unobservable Input	Range of Unobservable Input	Impact to Valuation from an Increase to Input*
Common Stocks	$ 257,179	Market Approach	Discount Rate	30%	Decrease
Foreign Corporate Bonds	0	Estimated Recovery Value	Estimated Recovery Value Percentage	0%	Increase
Loan Participation Notes	23,223,675	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	4.38% - 6.67%**	Decrease
Miscellaneous	0	Estimated Value	Estimated Recovery Value Percentage	0%	Increase
Senior Floating-Rate Loans	285,519	Market Approach	Discount Rate	10%	Decrease
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
**	The weighted average of the unobservable input is 5.41% based on relative principal amounts.
11  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.

Eaton Vance
Global Macro Absolute Return Fund
April 30, 2024
Officers and Trustees

Officers of Eaton Vance Global Macro Absolute Return Fund and Global Macro Portfolio
Kenneth A. Topping President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Laura T. Donovan Chief Compliance Officer
James F. Kirchner Treasurer
Trustees of Eaton Vance Global Macro Absolute Return Fund and Global Macro Portfolio
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee

Eaton Vance Funds
U.S. Customer Privacy Notice	March 2024

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Who we are
Who is providing this notice?	Eaton Vance Management and our investment management affiliates (“Eaton Vance”) (see Affiliates definition below.)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Calvert Research and Management, Parametric Portfolio Associates LLC, Atlanta Capital Management Company LLC, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Co.; registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance does not jointly market.

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Other important information
*PLEASE NOTE: Eaton Vance does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does Eaton Vance enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent Eaton Vance from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Eaton Vance Funds.

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Investment Adviser of Global Macro Portfolio
Boston Management and Research
One Post Office Square
Boston, MA 02109
Investment Adviser and Administrator of Eaton Vance Global
Macro Absolute Return Fund
Eaton Vance Management
One Post Office Square
Boston, MA 02109
Investment Sub-Adviser
Eaton Vance Advisers International Ltd.
125 Old Broad Street
London, EC2N 1AR
United Kingdom
Principal Underwriter*
Eaton Vance Distributors, Inc.
One Post Office Square
Boston, MA 02109
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
One Post Office Square
Boston, MA 02109
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7757    4.30.24

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Portfolio

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	June 25, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	June 25, 2024

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	June 25, 2024